UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Diversified Income Fund

April 30, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Income Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information

●	Obtain share prices

●	Check your account balance and recent transactions

●	Request statements or literature

●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of April 30, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

©2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2015 to April 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2015 to April 30, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2015 to April 30, 2016 (Unaudited)

Delaware Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Annualized Expense Ratio	Expenses Paid During Period 11/1/15 to 4/30/16*
Actual Fund return†
Class A	$1,000.00	$1,017.00	0.90%	$4.51
Class C	1,000.00	1,013.20	1.65%	8.26
Class R	1,000.00	1,015.70	1.15%	5.76
Institutional Class	1,000.00	1,018.30	0.65%	3.26
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.39	0.90%	$4.52
Class C	1,000.00	1,016.66	1.65%	8.27
Class R	1,000.00	1,019.14	1.15%	5.77
Institutional Class	1,000.00	1,021.63	0.65%	3.27

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Diversified Income Fund	As of April 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	3.69%
Agency Mortgage-Backed Securities	24.38%
Collateralized Debt Obligations	1.68%
Commercial Mortgage-Backed Securities	6.66%
Convertible Bonds	1.41%
Corporate Bonds	39.40%
Automotive	0.35%
Banking	7.05%
Basic Industry	3.13%
Brokerage	0.41%
Capital Goods	0.79%
Communications	6.30%
Consumer Cyclical	2.18%
Consumer Non-Cyclical	3.82%
Electric	5.98%
Energy	2.36%
Finance Companies	0.57%
Healthcare	0.49%
Insurance	1.97%
Real Estate	1.29%
Services	0.44%
Technology	1.16%
Transportation	0.92%
Utilities	0.19%
Municipal Bonds	0.61%
Non-Agency Asset-Backed Securities	3.57%
Non-Agency Collateralized Mortgage Obligations	1.80%
Regional Bonds	0.57%
Senior Secured Loans	7.21%
Sovereign Bonds	2.94%
Supranational Banks	0.94%
U.S. Treasury Obligations	3.68%
Common Stock	0.00%
Convertible Preferred Stock	0.25%
Preferred Stock	0.68%
Options Purchased	0.00%
Short-Term Investments	10.57%

Security type / sector allocation

Delaware Diversified Income Fund

Security type / sector	Percentage of net assets
Securities Lending Collateral	1.00%
Total Value of Securities	111.06%
Obligation to Return Securities Lending Collateral	(1.00%)
Liabilities Net of Receivables and Other Assets	(10.06%)
Total Net Assets	100.00%

Schedule of investments
Delaware Diversified Income Fund	April 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Asset-Backed Securities – 0.02%

Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.027% 9/26/33 f	836,656	$939,620
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 f	2,512	2,543
Series 2002-W11 AV1 0.779% 11/25/32 ●	5,671	5,533

Total Agency Asset-Backed Securities (cost $813,920)		947,696

Agency Collateralized Mortgage Obligations – 3.69%

Fannie Mae Connecticut Avenue Securities
Series 2016-C03 1M1 2.439% 10/25/28 ●	6,430,000	6,467,625
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	12,268	14,035
Series 2002-T4 A3 7.50% 12/25/41	130,623	152,928
Series 2002-T19 A1 6.50% 7/25/42	97,395	113,249
Series 2004-T1 1A2 6.50% 1/25/44	43,225	49,282
Fannie Mae Interest Strip
Series 265 2 9.00% 3/25/24	5,069	6,131
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.267% 2/25/42 ●	13,404	15,756
Series 2002-W6 2A 6.719% 6/25/42 ●	26,236	30,593
Series 2003-W1 2A 6.338% 12/25/42 ●	14,455	16,999
Series 2003-W10 1A4 4.505% 6/25/43	18,881	20,336
Series 2003-W15 2A7 5.55% 8/25/43	20,104	21,444
Series 2004-W11 1A2 6.50% 5/25/44	282,907	337,944
Fannie Mae REMICs
Series 1990-92 C 7.00% 8/25/20	548	587
Series 1996-46 ZA 7.50% 11/25/26	113,471	128,233
Series 2001-50 BA 7.00% 10/25/41	61,326	71,450
Series 2002-77 Z 5.50% 12/25/32	1,233,039	1,389,172
Series 2002-83 GH 5.00% 12/25/17	43,375	44,381
Series 2002-90 A2 6.50% 11/25/42	181,522	205,447
Series 2003-11 BY 5.50% 2/25/33	91,045	102,385
Series 2003-26 AT 5.00% 11/25/32	698,026	704,759
Series 2003-38 MP 5.50% 5/25/23	1,481,970	1,617,535
Series 2003-78 B 5.00% 8/25/23	42,496	45,913
Series 2005-70 PA 5.50% 8/25/35	444,692	503,311
Series 2005-110 MB 5.50% 9/25/35	607,242	647,853
Series 2007-40 PT 5.50% 5/25/37	21,035	23,616
Series 2008-15 SB 6.161% 8/25/36 ●S	903,503	189,791
Series 2009-11 MP 7.00% 3/25/49	23,110	26,693
Series 2009-94 AC 5.00% 11/25/39	3,669,786	4,044,632
Series 2010-35 AB 5.00% 11/25/49	152,737	167,409
Series 2010-41 PN 4.50% 4/25/40	7,623,413	8,318,363

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2010-43 HJ 5.50% 5/25/40	1,144,715	$1,293,385
Series 2010-75 NA 4.00% 9/25/28	190,772	192,783
Series 2010-96 DC 4.00% 9/25/25	10,432,873	11,097,669
Series 2010-129 SM 5.561% 11/25/40 ●S	7,135,074	1,161,021
Series 2011-15 SA 6.621% 3/25/41 ●S	7,191,134	1,537,810
Series 2011-105 FP 0.839% 6/25/41 ●	26,481	26,523
Series 2011-113 CP 5.00% 9/25/39	1,049,162	1,163,252
Series 2012-19 HB 4.00% 1/25/42	770,113	810,827
Series 2012-19 NI 3.50% 10/25/31 S	3,996,647	500,319
Series 2012-98 MI 3.00% 8/25/31 S	9,648,726	929,143
Series 2012-122 SD 5.661% 11/25/42 ●S	14,567,704	3,362,809
Series 2013-2 LZ 3.00% 2/25/43	1,598,444	1,567,623
Series 2013-20 IH 3.00% 3/25/33 S	5,500,828	714,054
Series 2013-31 MI 3.00% 4/25/33 S	27,946,801	3,666,002
Series 2013-43 IX 4.00% 5/25/43 S	26,835,878	5,890,430
Series 2013-44 DI 3.00% 5/25/33 S	34,844,788	4,602,209
Series 2013-55 AI 3.00% 6/25/33 S	11,007,883	1,456,386
Series 2013-72 ZL 3.50% 7/25/43	391,784	394,428
Series 2014-36 ZE 3.00% 6/25/44	4,307,397	4,097,120
Series 2014-68 BS 5.711% 11/25/44 ●S	9,813,609	1,970,032
Series 2014-72 ZJ 3.00% 11/25/44	414,304	375,076
Series 2014-77 AI 3.00% 10/25/40 S	493,975	56,344
Series 2014-90 SA 5.711% 1/25/45 ●S	27,539,211	5,907,232
Series 2015-27 SA 6.011% 5/25/45 ●S	3,678,793	808,776
Series 2015-44 Z 3.00% 9/25/43	8,036,224	7,901,822
Series 2015-90 AZ 3.00% 6/25/41	564,006	553,354
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	129,265	145,383
Series 2326 ZQ 6.50% 6/15/31	392,000	442,748
Series 2557 WE 5.00% 1/15/18	527,336	540,240
Series 2621 QH 5.00% 5/15/33	52,059	57,619
Series 2624 QH 5.00% 6/15/33	40,618	45,147
Series 2717 MH 4.50% 12/15/18	20,151	20,736
Series 2809 DC 4.50% 6/15/19	370,129	380,647
Series 2981 NE 5.00% 5/15/35	13,243	14,648
Series 3123 HT 5.00% 3/15/26	22,722	24,787
Series 3139 ZT 5.50% 4/15/36	165,966	186,391
Series 3150 EQ 5.00% 5/15/26	29,645	32,206
Series 3232 KF 0.883% 10/15/36 ●	54,683	54,553
Series 3239 EF 0.783% 11/15/36 ●	10,062	10,111
Series 3290 PE 5.50% 3/15/37	234,445	264,429
Series 3574 D 5.00% 9/15/39	158,166	175,668

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 3578 EO 0.00% 5/15/37 ^	1,168,207	$1,099,761
Series 3656 PM 5.00% 4/15/40	7,224,766	8,005,215
Series 3662 ZB 5.50% 8/15/36	269,553	302,244
Series 3804 EH 3.50% 7/15/40	72,886	76,014
Series 4065 DE 3.00% 6/15/32	1,626,000	1,703,238
Series 4097 VY 1.50% 8/15/42	341,521	288,044
Series 4109 AI 3.00% 7/15/31 S	17,854,038	1,831,790
Series 4120 IK 3.00% 10/15/32 S	14,811,638	1,935,789
Series 4122 LI 3.00% 10/15/27 S	765,851	77,650
Series 4136 EZ 3.00% 11/15/42	4,049,512	3,991,449
Series 4142 HA 2.50% 12/15/32	554,811	559,442
Series 4146 IA 3.50% 12/15/32 S	7,884,486	1,188,279
Series 4150 PQ 2.50% 1/15/43	672,786	633,359
Series 4158 ZT 3.00% 1/15/43	228,645	228,261
Series 4159 KS 5.717% 1/15/43 ●S	6,766,178	1,670,088
Series 4171 MN 3.00% 2/15/43	739,000	730,706
Series 4180 ZB 3.00% 3/15/43	1,048,822	1,033,387
Series 4181 DI 2.50% 3/15/33 S	4,479,380	511,782
Series 4185 LI 3.00% 3/15/33 S	8,524,640	1,146,393
Series 4191 CI 3.00% 4/15/33 S	3,560,497	472,227
Series 4217 HI 2.50% 6/15/28 S	754,875	69,124
Series 4251 KI 2.50% 4/15/28 S	601,693	36,739
Series 4389 ZC 3.00% 9/15/44	841,748	773,645
Series 4391 GZ 2.50% 12/15/40	105,324	100,748
Series 4403 CZ 3.00% 10/15/44	120,508	104,744
Series 4435 DY 3.00% 2/15/35	6,624,571	6,756,695
Series 4453 DI 3.50% 11/15/33 S	3,674,248	451,470
Series 4479 TI 4.00% 7/15/34 S	1,506,044	217,150
Series 4520 AI 3.50% 10/15/35 S	2,141,706	329,518
Freddie Mac Strips
Series 19 F 1.223% 6/1/28 ●	2,263	2,234
Series 267 S5 5.567% 8/15/42 ●S	9,462,035	2,032,264
Series 299 S1 5.567% 1/15/43 ●S	7,218,120	1,598,011
Series 326 S2 5.517% 3/15/44 ●S	4,781,028	1,091,095
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN4 M2 2.839% 10/25/24 ●	1,968,300	1,989,142
Series 2015-DNA1 M2 2.289% 10/25/27 ●	895,000	889,038
Series 2015-DNA3 M2 3.289% 4/25/28 ●	3,390,000	3,451,524
Series 2015-HQ2 M2 2.389% 5/25/25 ●	2,830,000	2,761,725
Series 2015-HQA2 M2 3.239% 5/25/28 ●	3,795,000	3,867,307
Series 2016-DNA1 M2 3.339% 7/25/28 ●	2,515,000	2,559,410

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ♦	80,796	$96,708
Series T-54 2A 6.50% 2/25/43 ♦	22,663	27,152
Series T-58 2A 6.50% 9/25/43 ♦	492,571	580,301
GNMA
Series 2010-113 KE 4.50% 9/20/40	20,442,264	23,031,594
Series 2012-145 PY 2.00% 12/20/42	1,923,000	1,743,106
Series 2013-113 AZ 3.00% 8/20/43	7,803,221	7,611,848
Series 2015-133 AL 3.00% 5/20/45	8,757,978	8,663,754
Series 2015-139 EY 2.50% 9/16/45	1,548,000	1,444,474
Vendee Mortgage Trust
Series 2000-1 1A 6.424% 1/15/30 ●	16,970	19,488

Total Agency Collateralized Mortgage Obligations (cost $191,570,536)		189,694,720

Agency Mortgage-Backed Securities – 24.38%

Fannie Mae ARM
1.94% 7/1/33 ●	56,448	58,150
2.162% 11/1/24 ●	1,660	1,737
2.196% 1/1/36 ●	70,644	73,642
2.288% 8/1/34 ●	17,847	18,790
2.327% 9/1/38 ●	327,418	349,712
2.385% 3/1/38 ●	7,269	7,600
2.406% 8/1/36 ●	20,952	22,035
2.408% 6/1/37 ●	8,048	8,525
2.411% 5/1/43 ●	5,526,583	5,663,437
2.446% 4/1/37 ●	1,086,736	1,133,632
2.461% 6/1/36 ●	80,553	85,535
2.486% 12/1/33 ●	9,895	10,494
2.496% 11/1/35 ●	298,374	316,079
2.518% 7/1/36 ●	2,103	2,234
2.522% 6/1/34 ●	42,159	44,653
2.527% 6/1/34 ●	978	1,038
2.527% 7/1/36 ●	55,050	57,939
2.543% 11/1/35 ●	84,368	89,311
2.553% 6/1/43 ●	1,267,163	1,302,245
2.576% 8/1/35 ●	68,789	72,531
2.59% 11/1/32 ●	419	439
2.652% 4/1/36 ●	164,325	174,409
2.697% 4/1/36 ●	284,489	301,748
2.834% 4/1/36 ●	512	542
2.913% 7/1/45 ●	1,510,975	1,558,791
2.993% 5/1/36 ●	109,897	116,193
3.207% 4/1/44 ●	2,295,383	2,397,093

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae ARM
3.242% 3/1/44 ●	4,049,824	$4,237,849
3.28% 9/1/43 ●	3,416,485	3,575,605
6.10% 8/1/37 ●	174,522	175,004
Fannie Mae Relocation 30 yr
5.00% 11/1/33	18,757	20,341
5.00% 1/1/34	1,509	1,599
5.00% 11/1/34	29,351	31,985
5.00% 4/1/35	37,158	39,915
5.00% 10/1/35	51,985	56,968
5.00% 1/1/36	65,599	71,705
Fannie Mae S.F. 15 yr
3.00% 9/1/30	4,366,855	4,575,845
3.00% 12/1/30	5,286,877	5,548,059
3.00% 2/1/31	1,406,632	1,474,252
3.00% 3/1/31	4,900,133	5,129,129
3.50% 7/1/26	3,305,598	3,496,015
3.50% 11/1/27	670,568	712,074
3.50% 11/1/28	316,770	336,987
4.00% 5/1/25	1,289,946	1,375,630
4.00% 11/1/25	9,197,331	9,814,440
4.00% 1/1/27	15,767,408	16,818,733
4.00% 5/1/27	5,026,292	5,377,886
4.50% 4/1/23	43,087	45,501
4.50% 9/1/24	157,394	164,941
4.50% 11/1/24	50,941	54,645
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/46	7,500,000	7,677,098
Fannie Mae S.F. 20 yr
3.00% 10/1/32	18,635	19,480
3.00% 2/1/33	346,136	360,547
3.00% 8/1/33	150,762	157,227
3.00% 4/1/34	113,100	117,941
3.00% 8/1/34	1,043,036	1,087,292
3.00% 1/1/36	10,977,703	11,400,446
3.50% 8/1/32	507,436	537,066
3.50% 10/1/34	2,166,495	2,288,705
3.50% 9/1/35	43,389	45,772
4.00% 1/1/31	838,158	902,816
4.00% 2/1/31	2,028,642	2,185,323
Fannie Mae S.F. 30 yr
3.00% 7/1/42	2,872,959	2,952,000
3.00% 10/1/42	1,914,720	1,970,468

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
3.00% 12/1/42	8,183,743	$8,408,873
3.00% 1/1/43	13,633,745	14,006,398
3.00% 2/1/43	1,714,838	1,762,003
3.00% 5/1/43	2,693,032	2,766,630
4.00% 5/1/43	450,735	486,414
4.00% 7/1/44	12,788,438	13,793,801
4.50% 7/1/36	1,472,364	1,607,241
4.50% 6/1/38	2,211,492	2,424,469
4.50% 3/1/39	2,095,221	2,325,070
4.50% 4/1/39	5,057,013	5,526,838
4.50% 5/1/39	651,012	721,553
4.50% 6/1/39	1,757,388	1,918,320
4.50% 7/1/39	1,080,230	1,187,508
4.50% 8/1/39	73,542	81,260
4.50% 9/1/39	824,677	899,555
4.50% 10/1/39	158,164	175,571
4.50% 11/1/39	2,546,678	2,813,473
4.50% 12/1/39	1,184,046	1,309,653
4.50% 1/1/40	364,163	402,754
4.50% 5/1/40	3,484,017	3,850,076
4.50% 6/1/40	101,241	111,978
4.50% 9/1/40	12,709,710	13,944,404
4.50% 11/1/40	4,953,178	5,427,151
4.50% 12/1/40	1,213,355	1,323,366
4.50% 2/1/41	8,325,665	9,084,930
4.50% 3/1/41	4,603,068	5,037,264
4.50% 4/1/41	6,527,706	7,132,370
4.50% 5/1/41	1,152,350	1,260,598
4.50% 7/1/41	1,559,002	1,701,070
4.50% 8/1/41	1,705,897	1,864,126
4.50% 10/1/41	3,029,887	3,308,444
4.50% 12/1/41	7,491,847	8,172,762
4.50% 1/1/42	62,343,619	68,084,859
4.50% 4/1/42	3,218,155	3,511,042
4.50% 9/1/42	7,211,536	7,881,168
4.50% 1/1/43	4,467,470	4,872,182
4.50% 9/1/43	3,708,856	4,045,028
4.50% 10/1/43	1,621,923	1,772,569
4.50% 11/1/43	1,674,500	1,829,979
4.50% 1/1/44	12,066,027	13,125,968
4.50% 2/1/44	824,703	899,638
4.50% 4/1/44	8,254,103	8,982,237

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
4.50% 6/1/44	15,833,916	$17,260,018
4.50% 8/1/44	977,536	1,064,700
4.50% 10/1/44	6,578,886	7,205,609
4.50% 1/1/45	15,241,571	16,595,253
4.50% 2/1/45	385,378	420,292
5.00% 4/1/33	77,402	86,120
5.00% 7/1/33	85,990	95,657
5.00% 11/1/33	96,042	106,827
5.00% 3/1/34	44,430	49,419
5.00% 4/1/34	210,574	235,972
5.00% 2/1/35	3,827	4,257
5.00% 4/1/35	453,574	503,621
5.00% 5/1/35	17,242	19,131
5.00% 6/1/35	2,662	2,954
5.00% 8/1/35	429,178	476,013
5.00% 9/1/35	3,469	3,858
5.00% 10/1/35	2,272,491	2,520,660
5.00% 11/1/35	1,156,045	1,281,916
5.00% 8/1/36	4,760	5,281
5.00% 2/1/37	46,715	51,922
5.00% 4/1/37	660,791	733,223
5.00% 8/1/37	1,523,120	1,688,346
5.00% 6/1/39	212,402	235,625
5.50% 12/1/32	122,080	137,997
5.50% 2/1/33	1,754,985	1,981,833
5.50% 6/1/33	1,475,248	1,668,111
5.50% 8/1/33	111,903	126,534
5.50% 3/1/34	162,261	183,210
5.50% 4/1/34	1,565,204	1,769,637
5.50% 7/1/34	161,583	182,844
5.50% 8/1/34	25,295	28,625
5.50% 9/1/34	2,062,226	2,333,012
5.50% 11/1/34	1,650,926	1,866,141
5.50% 12/1/34	960,711	1,086,771
5.50% 1/1/35	1,916,366	2,168,161
5.50% 2/1/35	825,799	933,501
5.50% 3/1/35	376,948	425,842
5.50% 4/1/35	2,130	2,407
5.50% 5/1/35	1,910,155	2,161,557
5.50% 6/1/35	470,331	531,692
5.50% 8/1/35	144,544	163,382
5.50% 9/1/35	2,106	2,382

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 10/1/35	2,063,753	$2,329,677
5.50% 12/1/35	325,813	368,601
5.50% 1/1/36	2,652,884	2,997,259
5.50% 4/1/36	1,739,553	1,960,304
5.50% 7/1/36	3,013,766	3,409,319
5.50% 9/1/36	5,777,184	6,529,462
5.50% 11/1/36	1,348,491	1,512,856
5.50% 1/1/37	2,391,437	2,686,015
5.50% 2/1/37	35,117	39,465
5.50% 3/1/37	986,580	1,108,761
5.50% 4/1/37	4,257,412	4,784,964
5.50% 8/1/37	9,079,595	10,267,935
5.50% 9/1/37	2,504,915	2,813,809
5.50% 11/1/37	24,498	27,506
5.50% 1/1/38	1,001,936	1,132,042
5.50% 2/1/38	1,637,634	1,847,654
5.50% 3/1/38	1,430,405	1,619,090
5.50% 6/1/38	4,989,572	5,603,315
5.50% 7/1/38	847,071	953,235
5.50% 9/1/38	328,380	371,017
5.50% 12/1/38	374,565	423,288
5.50% 1/1/39	5,967,563	6,751,105
5.50% 2/1/39	8,546,510	9,660,521
5.50% 6/1/39	2,407,724	2,730,805
5.50% 10/1/39	1,763,092	1,980,822
5.50% 12/1/39	766,618	867,663
5.50% 3/1/40	11,786,223	13,328,551
5.50% 7/1/40	4,242,768	4,793,834
5.50% 3/1/41	12,316,393	13,923,089
5.50% 9/1/41	29,653,822	33,345,577
6.00% 4/1/32	11,309	13,061
6.00% 8/1/34	249,054	287,027
6.00% 11/1/34	11,971	13,739
6.00% 12/1/34	2,582	2,960
6.00% 7/1/35	59,634	68,126
6.00% 9/1/35	76,222	87,333
6.00% 10/1/35	36,300	41,645
6.00% 11/1/35	21,892	25,349
6.00% 12/1/35	405,296	464,648
6.00% 6/1/36	250,779	286,458
6.00% 7/1/36	20,387	23,330
6.00% 9/1/36	106,756	121,753

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 12/1/36	216,738	$246,782
6.00% 2/1/37	725,761	828,578
6.00% 3/1/37	24,001	27,401
6.00% 5/1/37	1,742,298	1,984,961
6.00% 6/1/37	123,617	142,511
6.00% 7/1/37	115,082	131,034
6.00% 8/1/37	1,131,632	1,292,128
6.00% 9/1/37	529,084	603,347
6.00% 10/1/37	376,769	430,018
6.00% 11/1/37	37,900	43,248
6.00% 1/1/38	897,740	1,022,538
6.00% 3/1/38	807	931
6.00% 5/1/38	4,259,027	4,859,437
6.00% 6/1/38	307,464	354,230
6.00% 8/1/38	237,184	270,891
6.00% 9/1/38	844,515	964,354
6.00% 10/1/38	500,352	572,423
6.00% 11/1/38	586,122	674,861
6.00% 12/1/38	320,839	369,752
6.00% 1/1/39	1,147,578	1,309,519
6.00% 9/1/39	53,831	62,548
6.00% 10/1/39	9,213,063	10,633,869
6.00% 1/1/40	9,116	10,495
6.00% 3/1/40	1,000,681	1,142,592
6.00% 7/1/40	3,575,169	4,076,849
6.00% 9/1/40	874,763	996,845
6.00% 11/1/40	357,918	412,958
6.00% 5/1/41	9,234,949	10,544,233
6.00% 6/1/41	3,743,521	4,274,537
6.00% 7/1/41	21,581,507	24,678,098
6.50% 3/1/32	191	219
6.50% 8/1/34	5,025	5,762
6.50% 1/1/36	27,481	31,749
6.50% 2/1/36	843,203	1,018,838
6.50% 3/1/36	40,158	46,494
6.50% 8/1/36	25,228	28,972
6.50% 9/1/36	37,464	42,984
6.50% 11/1/36	307,899	357,157
6.50% 3/1/37	532,203	651,338
6.50% 8/1/37	65,508	77,952
6.50% 11/1/37	1,132	1,336
6.50% 12/1/37	222,957	256,485

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.50% 10/1/38	28,235	$32,700
6.50% 1/1/39	13,507	15,691
6.50% 3/1/40	779,528	918,620
7.00% 8/1/32	50,197	54,378
7.00% 9/1/32	37,009	39,012
7.00% 2/1/36	8,351	9,301
7.00% 12/1/37	4,398	4,737
7.50% 1/1/31	931	1,096
7.50% 3/1/32	12,381	14,678
7.50% 4/1/32	14,145	16,658
7.50% 6/1/34	21,112	24,765
7.50% 10/1/34	11,814	13,957
Fannie Mae S.F. 30 yr TBA
3.00% 6/1/46	470,084,000	480,862,838
5.50% 5/1/46	4,700,000	5,263,450
Freddie Mac ARM
2.404% 10/1/36 ●	47,483	50,178
2.441% 5/1/35 ●	174,862	184,444
2.498% 7/1/36 ●	189,843	199,438
2.51% 8/1/37 ●	6,374	6,721
2.513% 1/1/44 ●	3,287,451	3,386,373
2.565% 2/1/37 ●	485,460	510,800
2.57% 4/1/34 ●	13,237	14,030
2.574% 10/1/37 ●	2,330	2,456
2.592% 12/1/33 ●	217,122	228,398
2.65% 10/1/37 ●	46,637	49,071
2.676% 3/1/36 ●	47,813	50,515
2.775% 10/1/45 ●	1,892,105	1,948,232
2.807% 4/1/33 ●	2,926	3,032
2.828% 9/1/45 ●	11,802,209	12,189,346
2.944% 10/1/45 ●	3,014,338	3,108,883
2.953% 11/1/44 ●	1,117,059	1,158,553
3.107% 3/1/46 ●	4,070,643	4,208,250
3.462% 5/1/42 ●	549,782	574,040
4.852% 8/1/38 ●	55,293	58,315
Freddie Mac Relocation 30 yr
5.00% 9/1/33	118,904	129,742
6.50% 10/1/30	459	474
Freddie Mac S.F. 15 yr
3.50% 10/1/26	820,373	875,433
4.00% 5/1/25	350,282	373,600
4.00% 11/1/26	1,239,269	1,323,511

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 15 yr
4.50% 9/1/24	42,127	$43,758
4.50% 9/1/26	1,407,715	1,501,339
Freddie Mac S.F. 20 yr
3.50% 1/1/34	3,778,428	3,987,758
3.50% 9/1/35	2,649,398	2,796,835
4.00% 10/1/35	3,323,537	3,577,102
Freddie Mac S.F. 30 yr
3.00% 10/1/42	3,674,043	3,778,688
3.00% 11/1/42	4,377,536	4,528,917
4.50% 4/1/39	521,428	574,966
4.50% 7/1/39	710,153	774,977
4.50% 10/1/39	1,658,612	1,810,024
4.50% 4/1/41	7,620,943	8,325,236
4.50% 3/1/42	7,422,826	8,123,520
4.50% 10/1/44	1,244,030	1,357,691
5.50% 3/1/34	259,345	291,871
5.50% 12/1/34	250,419	282,969
5.50% 6/1/36	169,412	190,097
5.50% 11/1/36	263,391	293,605
5.50% 12/1/36	74,418	83,475
5.50% 1/1/37	18,605	20,845
5.50% 5/1/37	18,423	20,848
5.50% 9/1/37	347,438	389,288
5.50% 11/1/37	14,292	16,011
5.50% 4/1/38	1,130,035	1,266,831
5.50% 6/1/38	164,314	184,621
5.50% 7/1/38	1,241,602	1,392,880
5.50% 6/1/39	1,193,734	1,341,589
5.50% 3/1/40	951,394	1,065,313
5.50% 8/1/40	749,758	840,521
5.50% 1/1/41	729,421	819,094
5.50% 6/1/41	29,024,386	32,619,489
6.00% 11/1/34	40,657	46,046
6.00% 2/1/36	3,430,570	3,944,526
6.00% 3/1/36	1,567,746	1,800,218
6.00% 10/1/36	1,597	1,827
6.00% 7/1/38	9,984	11,308
6.00% 8/1/38	3,195,471	3,683,037
6.00% 10/1/38	90,681	104,188
6.00% 3/1/40	17,896	20,344
6.00% 5/1/40	1,783,335	2,037,734
6.00% 7/1/40	2,988,579	3,412,642

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
6.50% 10/1/32	963	$1,129
6.50% 6/1/37	6,169	7,277
6.50% 8/1/38	183,712	209,243
6.50% 4/1/39	410,441	467,482
7.00% 11/1/33	141,287	171,046
GNMA I S.F. 30 yr
5.00% 6/15/40	474,425	526,166
7.00% 12/15/34	1,704,538	2,064,750
7.50% 2/15/32	1,461	1,794

Total Agency Mortgage-Backed Securities (cost $1,246,216,817)		1,252,747,584

Collateralized Debt Obligations – 1.68%

Avery Point III CLO
Series 2013-3A A 144A 2.033% 1/18/25 #●	5,500,000	5,438,779
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A 2.124% 7/20/26 #●	14,000,000	13,909,616
BlueMountain CLO
Series 2014-3A A1 144A 2.108% 10/15/26 #●	2,980,000	2,967,842
Series 2014-4A A1 144A 2.136% 11/30/26 #●	5,700,000	5,671,927
Carlyle Global Market Strategies CLO
Series 2014-2A A 144A 2.088% 5/15/25 #●	3,940,000	3,920,493
Cedar Funding III CLO
Series 2014-3A A1 144A 2.148% 5/20/26 #●	5,330,000	5,318,407
Cent CLO 21
Series 2014-21A A1B 144A 2.024% 7/27/26 #●	5,500,000	5,406,473
CIFC Funding
Series 2013-2A A1L 144A 1.783% 4/21/25 #●	10,000,000	9,861,140
Magnetite IX
Series 2014-9A A1 144A 2.058% 7/25/26 #●	13,880,000	13,859,152
Neuberger Berman CLO XVII
Series 2014-17A A 144A 2.089% 8/4/25 #●	5,120,000	5,103,206
Neuberger Berman CLO XIX
Series 2015-19A A1 144A 2.048% 7/15/27 #●	8,000,000	7,953,040
Shackleton CLO
Series 2014-5A A 144A 2.12% 5/7/26 #●	7,115,000	7,054,821

Total Collateralized Debt Obligations (cost $86,789,474)		86,464,896

Commercial Mortgage-Backed Securities – 6.66%

Banc of America Commercial Mortgage Trust
Series 2006-4 A4 5.634% 7/10/46	129,556	129,567
Series 2007-4 AM 6.001% 2/10/51 ●	3,670,000	3,843,573
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	3,140,000	3,255,101

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.899% 12/10/49 ●	2,950,000	$2,964,976
Series 2014-GC25 A4 3.635% 10/10/47	5,655,000	6,044,371
Series 2015-GC27 A5 3.137% 2/10/48	6,497,146	6,679,265
Series 2016-P3 A4 3.329% 4/15/49	4,000,000	4,141,849
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	4,205,000	4,306,667
Series 2014-CR16 A4 4.051% 4/10/47	7,210,000	7,944,933
Series 2014-CR19 A5 3.796% 8/10/47	6,890,000	7,471,295
Series 2014-CR20 A4 3.59% 11/10/47	2,305,000	2,468,399
Series 2014-CR20 AM 3.938% 11/10/47	10,325,000	11,072,034
Series 2015-3BP A 144A 3.178% 2/10/35 #	9,890,000	10,239,081
Series 2015-CR23 A4 3.497% 5/10/48	8,305,000	8,777,053
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	3,375,000	3,438,355
DB-JPM
Series 2016-C1 A4 3.276% 5/10/49	3,700,000	3,841,653
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	4,494,000	5,066,303
Series 2011-LC1A C 144A 5.867% 11/10/46 #●	5,320,000	5,850,217
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.79% 11/25/49 #●	1,745,000	1,881,334
Series 2011-K13 B 144A 4.767% 1/25/48 #●	1,380,000	1,490,302
Series 2011-K14 B 144A 5.341% 2/25/47 #●	2,540,000	2,816,573
Series 2011-K15 B 144A 5.116% 8/25/44 #●	485,000	534,181
Series 2012-K18 B 144A 4.40% 1/25/45 #●	2,450,000	2,619,006
Series 2012-K22 B 144A 3.811% 8/25/45 #●	4,285,000	4,405,605
Series 2012-K22 C 144A 3.811% 8/25/45 #●	3,450,000	3,286,608
Series 2012-K23 C 144A 3.782% 10/25/45 #●	1,871,000	1,767,321
Series 2012-K708 B 144A 3.883% 2/25/45 #●	5,475,000	5,615,753
Series 2012-K708 C 144A 3.883% 2/25/45 #●	1,380,000	1,371,055
Series 2013-K25 C 144A 3.743% 11/25/45 #●	3,480,000	3,232,370
Series 2013-K26 C 144A 3.722% 12/25/45 #●	2,150,000	1,980,493
Series 2013-K30 C 144A 3.668% 6/25/45 #●	4,100,000	3,706,915
Series 2013-K31 C 144A 3.741% 7/25/46 #●	6,105,000	5,618,373
Series 2013-K33 B 144A 3.618% 8/25/46 #●	3,285,000	3,287,601
Series 2013-K35 C 144A 4.077% 8/25/23 #●	825,000	740,553
Series 2013-K712 B 144A 3.484% 5/25/45 #●	8,000,000	8,123,295
Series 2013-K712 C 144A 3.484% 5/25/45 #●	380,000	382,637
Series 2013-K713 B 144A 3.274% 4/25/46 #●	6,160,000	6,202,487
Series 2013-K713 C 144A 3.274% 4/25/46 #●	5,765,000	5,674,443
Series 2014-K716 C 144A 4.085% 8/25/47 #●	2,755,000	2,781,918

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	17,610,000	$18,645,475
GS Mortgage Securities Trust
Series 2010-C1 A2 144A 4.592% 8/10/43 #	9,975,000	10,879,832
Series 2010-C1 C 144A 5.635% 8/10/43 #●	4,765,000	5,178,629
Series 2014-GC24 A5 3.931% 9/10/47	7,000,000	7,628,926
Series 2015-GC32 A4 3.764% 7/10/48	3,086,000	3,322,219
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	3,018,000	3,031,016
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	9,470,000	9,510,485
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	9,610,000	9,769,682
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	1,861,924	1,856,005
Series 2014-C22 B 4.713% 9/15/47 ●	1,625,000	1,738,256
Series 2015-C33 A4 3.77% 12/15/48	6,825,000	7,349,746
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.674% 8/12/37 ●	1,765,000	1,905,205
Series 2005-LDP5 D 5.737% 12/15/44 ●	2,895,000	2,887,226
Series 2006-LDP8 AM 5.44% 5/15/45	12,218,000	12,289,833
Series 2011-C5 C 144A 5.50% 8/15/46 #●	3,780,000	4,066,354
Series 2013-LC11 B 3.499% 4/15/46	3,720,000	3,810,872
Series 2015-JP1 A5 3.914% 1/15/49	3,745,000	4,078,073
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	296,607	297,717
Series 2006-C6 AJ 5.452% 9/15/39 ●	6,325,000	6,285,860
Series 2006-C6 AM 5.413% 9/15/39	5,285,000	5,334,883
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.719% 7/15/50	9,640,000	10,352,826
Series 2015-C26 A5 3.531% 10/15/48	5,655,000	5,983,261
Series 2016-C29 A4 3.325% 5/15/49	1,440,000	1,479,882
Morgan Stanley Capital I Trust
Series 2005-HQ7 C 5.359% 11/14/42 ●	2,036,784	2,034,171
Series 2006-HQ10 B 5.448% 11/12/41 ●	5,699,000	5,544,476
Series 2006-TOP21 B 144A 5.308% 10/12/52 #●	2,000,000	1,995,612
Series 2006-TOP23 A4 6.12% 8/12/41 ●	708,717	709,152
TimberStar Trust I
Series 2006-1A A 144A 5.668% 10/15/36 #	7,090,000	7,183,541
Series 2006-1A C 144A 5.884% 10/15/36 #	4,500,000	4,542,576
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	2,935,000	3,039,532
Series 2014-LC18 A5 3.405% 12/15/47	2,655,000	2,800,930
Series 2015-NXS3 A4 3.617% 9/15/57	3,730,000	3,966,467

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45	7,645,115	$7,891,999

Total Commercial Mortgage-Backed Securities (cost $342,815,245)		342,444,234

Convertible Bonds – 1.41%

Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18 @	4,024,000	3,852,980
BGC Partners 4.50% exercise price $9.84, maturity date 7/15/16	2,794,000	2,828,925
Blackstone Mortgage Trust 5.25% exercise price $28.36, maturity date 12/1/18	3,590,000	3,794,181
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	845,000	714,553
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	2,770,000	2,783,850
Cemex 3.72% exercise price $11.45, maturity date 3/15/20	2,027,000	1,991,527
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18 @	3,081,000	2,844,148
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	1,468,000	1,655,170
Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #@	1,427,000	1,455,540
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18 @	1,667,000	1,564,896
General Cable 4.50% exercise price $32.77, maturity date 11/15/29 @f	3,050,000	2,028,250
Gilead Sciences 1.625% exercise price $22.33, maturity date 5/1/16	668,000	2,639,669
HealthSouth 2.00% exercise price $37.59, maturity date 12/1/43	2,382,000	2,847,979
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	2,154,000	1,993,796
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	1,198,000	1,517,716
inContact 144A 2.50% exercise price $14.23, maturity date 4/1/22 #	2,569,000	2,390,776
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	1,519,000	1,767,736
Jefferies Group 3.875% exercise price $44.35, maturity date 11/1/29	2,476,000	2,483,737
Liberty Interactive 144A 1.00% exercise price $64.20, maturity date 9/30/43 #	2,878,000	2,476,879
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	3,237,000	3,119,659
Microchip Technology 1.625% exercise price $66.05, maturity date 2/15/25	1,248,000	1,300,260

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)

Convertible Bonds (continued)

New Mountain Finance 5.00% exercise price $15.93, maturity date 6/15/19 @		479,000	$469,420
Novellus Systems 2.625% exercise price $34.23, maturity date 5/15/41		1,581,000	3,603,692
NXP Semiconductors 1.00% exercise price $102.84, maturity date 11/27/19 *		1,530,000	1,740,375
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19		2,587,000	2,056,665
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18 @		2,004,000	1,863,720
Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21 *@		2,735,000	2,969,198
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19		2,495,000	2,438,863
Titan Machinery 3.75% exercise price $43.17, maturity date 5/1/19 *@		525,000	441,000
TPG Specialty Lending 4.50% exercise price $25.83, maturity date 12/15/19 @		1,856,000	1,873,400
Vector Group 1.75% exercise price $24.64, maturity date 4/15/20 ●		2,229,000	2,382,244
Vector Group 2.50% exercise price $15.98, maturity date 1/15/19 ●		978,000	1,376,868
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20 @		3,047,000	2,972,745

Total Convertible Bonds (cost $70,861,424)			72,240,417

Corporate Bonds – 39.40%

Automotive – 0.35%
American Axle & Manufacturing 6.25% 3/15/21 *		2,815,000	2,938,156
Ford Motor 7.45% 7/16/31		9,269,000	12,331,709
Lear 5.25% 1/15/25		2,725,000	2,908,937

			18,178,802

Banking – 7.05%
Akbank TAS 144A 5.00% 10/24/22 #		1,800,000	1,818,972
ANZ New Zealand International 144A 2.60% 9/23/19 #		1,300,000	1,325,447
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #		5,320,000	5,339,950
Bank Nederlandse Gemeenten
144A 1.625% 4/19/21 #		6,982,000	6,985,917
5.25% 5/20/24	AUD	1,736,000	1,519,588
Bank of America 4.45% 3/3/26		27,550,000	28,564,198
Bank of New York Mellon
2.50% 4/15/21		11,505,000	11,798,113
2.80% 5/4/26		2,410,000	2,430,793

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Banque Ouest Africaine de Developpement 144A 5.50% 5/6/21 #		2,415,000	$2,389,232
Barclays 4.375% 1/12/26		6,422,000	6,493,136
BBVA Bancomer
144A 6.50% 3/10/21 #		3,130,000	3,433,923
144A 7.25% 4/22/20 #		935,000	1,035,980
Branch Banking & Trust
3.625% 9/16/25		14,280,000	14,997,170
3.80% 10/30/26		560,000	599,591
Citizens Financial Group 4.30% 12/3/25		4,810,000	4,972,506
City National 5.25% 9/15/20		5,680,000	6,368,751
Compass Bank 3.875% 4/10/25		5,505,000	5,218,966
Cooperatieve Rabobank
2.50% 9/4/20	NOK	8,100,000	1,049,559
2.50% 1/19/21		3,095,000	3,145,049
Credit Suisse Group Funding Guernsey
144A 3.125% 12/10/20 #		7,860,000	7,881,796
3.75% 3/26/25		3,080,000	3,012,505
144A 4.55% 4/17/26 #		5,050,000	5,166,175
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #		3,380,000	3,480,825
Export-Import Bank of Korea
2.125% 2/11/21		4,195,000	4,206,196
144A 2.711% 12/5/19 #	CAD	790,000	649,686
144A 3.00% 5/22/18 #	NOK	1,400,000	178,808
Fifth Third Bancorp 2.875% 7/27/20		2,295,000	2,333,785
Fifth Third Bank 3.85% 3/15/26		2,435,000	2,514,164
Goldman Sachs Group
3.55% 2/12/21	CAD	1,500,000	1,256,667
3.577% 8/21/19 ●	AUD	2,390,000	1,810,589
5.20% 12/17/19	NZD	1,444,000	1,052,036
Huntington Bancshares 3.15% 3/14/21		2,645,000	2,713,357
ICICI Bank 144A 4.00% 3/18/26 #*		5,100,000	5,109,180
JPMorgan Chase
1.264% 1/28/19 ●		2,985,000	2,972,532
3.30% 4/1/26		3,060,000	3,102,451
3.50% 12/18/26	GBP	986,000	1,504,119
4.25% 11/2/18	NZD	5,735,000	4,084,957
4.25% 10/1/27		13,065,000	13,666,630
KeyBank 6.95% 2/1/28		17,740,000	22,011,952
Lloyds Banking Group
144A 4.582% 12/10/25 #		3,880,000	3,897,654
4.65% 3/24/26		3,100,000	3,154,572

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Morgan Stanley
1.488% 1/24/19 ●		3,119,000	$3,113,732
2.50% 4/21/21		1,600,000	1,604,885
3.125% 8/5/21	CAD	999,000	821,677
3.875% 1/27/26		10,000,000	10,397,380
3.95% 4/23/27		1,095,000	1,095,814
5.00% 9/30/21	AUD	1,489,000	1,199,472
PNC Bank
1.85% 7/20/18		4,630,000	4,671,860
2.30% 6/1/20		8,920,000	9,041,223
2.45% 11/5/20		505,000	514,574
2.60% 7/21/20		4,635,000	4,765,104
3.25% 6/1/25		6,790,000	7,045,766
Royal Bank of Scotland Group 4.80% 4/5/26		7,640,000	7,803,802
Santander UK Group Holdings
2.875% 10/16/20		2,465,000	2,458,192
3.125% 1/8/21		2,430,000	2,451,493
State Street
2.55% 8/18/20		5,230,000	5,391,377
3.55% 8/18/25		6,620,000	7,123,828
SunTrust Banks 2.90% 3/3/21		4,925,000	5,015,792
Swedbank 144A 2.65% 3/10/21 #		6,150,000	6,282,446
Toronto-Dominion Bank
2.125% 4/7/21		4,390,000	4,405,804
2.50% 12/14/20		5,775,000	5,898,181
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #		1,500,000	1,543,365
Turkiye Is Bankasi 144A 5.375% 10/6/21 #		3,965,000	4,030,105
UBS Group Funding Jersey
144A 3.00% 4/15/21 #		1,925,000	1,933,281
144A 4.125% 9/24/25 #		5,345,000	5,494,569
144A 4.125% 4/15/26 #		6,300,000	6,484,262
US Bancorp 3.10% 4/27/26		7,010,000	7,062,477
USB Capital IX 3.50% 10/29/49 @●		27,182,000	20,590,365
Wells Fargo
2.50% 3/4/21 *		1,500,000	1,524,967
3.50% 9/12/29	GBP	1,700,000	2,558,829
Woori Bank
144A 2.875% 10/2/18 #		7,180,000	7,354,833
144A 4.75% 4/30/24 #		2,070,000	2,142,183
Zions Bancorporation 4.50% 6/13/23		5,380,000	5,450,182

			362,519,297

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Basic Industry – 3.13%
Ball 5.25% 7/1/25		2,070,000	$2,185,154
BHP Billiton Finance
3.00% 3/30/20	AUD	2,010,000	1,497,442
3.25% 9/25/24	GBP	472,000	708,374
BHP Billiton Finance USA 144A 6.25% 10/19/75 #*●		3,450,000	3,613,875
CF Industries 6.875% 5/1/18		9,229,000	10,061,004
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #		3,410,000	3,444,100
Corp Nacional del Cobre de Chile 144A 3.875% 11/3/21 #*		5,995,000	6,297,340
Dow Chemical 8.55% 5/15/19		33,171,000	39,638,881
Eastman Chemical 4.65% 10/15/44		4,930,000	4,960,630
Georgia-Pacific 8.00% 1/15/24		16,386,000	21,394,676
Gerdau Trade 144A 4.75% 4/15/23 #*		1,005,000	870,581
GTL Trade Finance 144A 5.893% 4/29/24 #*		2,730,000	2,440,074
International Paper 5.15% 5/15/46		5,620,000	6,050,228
INVISTA Finance 144A 4.25% 10/15/19 #		6,085,000	5,906,040
Lundin Mining 144A 7.50% 11/1/20 #		2,945,000	2,989,175
Methanex 4.25% 12/1/24		3,605,000	3,100,650
Mexichem 144A 5.875% 9/17/44 #		3,690,000	3,362,513
MMC Norilsk Nickel
144A 5.55% 10/28/20 #		2,706,000	2,844,001
144A 6.625% 10/14/22 #		2,900,000	3,140,477
NOVA Chemicals 144A 5.00% 5/1/25 #		6,493,000	6,379,373
OCP
144A 4.50% 10/22/25 #		5,635,000	5,489,899
144A 6.875% 4/25/44 #		2,310,000	2,415,627
PolyOne 5.25% 3/15/23		2,470,000	2,488,525
PPG Industries 2.30% 11/15/19		4,430,000	4,488,410
Rio Tinto Finance USA 3.75% 6/15/25 *		6,035,000	6,197,776
Southern Copper 5.875% 4/23/45		4,880,000	4,494,470
Suzano Trading 144A 5.875% 1/23/21 #		3,395,000	3,479,875
WR Grace 144A 5.125% 10/1/21 #		740,000	776,630

			160,715,800

Brokerage – 0.41%
Jefferies Group
6.45% 6/8/27		3,815,000	4,098,279
6.50% 1/20/43		2,455,000	2,298,504
Lazard Group 3.75% 2/13/25		15,330,000	14,460,574

			20,857,357

Capital Goods – 0.79%
Cemex
144A 6.50% 12/10/19 #		3,405,000	3,596,531

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Cemex
144A 7.25% 1/15/21 #		2,375,000	$2,541,250
144A 7.75% 4/16/26 #*		2,630,000	2,807,525
Embraer Netherlands Finance 5.05% 6/15/25		3,915,000	3,934,575
Fortune Brands Home & Security 3.00% 6/15/20		3,100,000	3,155,589
General Electric 144A 3.80% 6/18/19 #		6,510,000	6,949,360
Lockheed Martin
2.50% 11/23/20		1,815,000	1,869,212
3.55% 1/15/26 *		3,850,000	4,135,543
Masco 3.50% 4/1/21		6,634,000	6,766,680
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #*		1,395,000	1,502,241
Union Andina de Cementos 144A 5.875% 10/30/21 #		3,200,000	3,296,000

			40,554,506

Communications – 6.30%
21st Century Fox America 4.95% 10/15/45		5,655,000	6,296,990
Altice U.S. Finance I
144A 5.375% 7/15/23 #		3,025,000	3,100,020
144A 5.50% 5/15/26 #*		2,695,000	2,728,687
America Movil 5.00% 3/30/20		2,365,000	2,617,130
American Tower
4.00% 6/1/25		4,755,000	4,985,018
4.40% 2/15/26		450,000	485,962
American Tower Trust I 144A 3.07% 3/15/23 #		10,235,000	10,288,833
AT&T
3.60% 2/17/23		10,765,000	11,249,220
5.65% 2/15/47		4,065,000	4,597,003
Bell Canada 3.35% 3/22/23	CAD	2,132,000	1,786,245
CC Holdings GS V 3.849% 4/15/23		4,980,000	5,279,059
CCO Holdings
144A 5.125% 5/1/23 #		2,785,000	2,847,663
144A 5.50% 5/1/26 #		2,405,000	2,459,113
CCO Safari II
144A 4.464% 7/23/22 #		1,525,000	1,623,163
144A 4.908% 7/23/25 #		13,400,000	14,466,921
CenturyLink
5.80% 3/15/22		8,005,000	7,934,956
6.75% 12/1/23		3,240,000	3,203,550
Colombia Telecomunicaciones 144A 5.375% 9/27/22 #		4,885,000	4,701,813
Columbus International 144A 7.375% 3/30/21 #		3,825,000	4,077,259
Comcast 3.15% 3/1/26		27,985,000	29,343,056

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Crown Castle International
3.70% 6/15/26		870,000	$885,188
4.45% 2/15/26		5,105,000	5,494,369
Crown Castle Towers 144A 4.883% 8/15/20 #		25,785,000	27,605,957
CSC Holdings 5.25% 6/1/24 *		7,153,000	6,527,113
Deutsche Telekom International Finance 6.50% 4/8/22	GBP	1,270,000	2,311,654
Digicel 144A 6.00% 4/15/21 #		2,780,000	2,557,600
Digicel Group 144A 8.25% 9/30/20 #		5,450,000	5,000,375
DISH DBS 5.00% 3/15/23		3,215,000	2,949,763
Equinix 5.375% 4/1/23		6,550,000	6,877,500
Frontier Communications 144A 8.875% 9/15/20 #		4,465,000	4,744,063
Gray Television 7.50% 10/1/20		3,900,000	4,104,750
Grupo Televisa 6.125% 1/31/46		2,930,000	3,181,980
GTH Finance 144A 7.25% 4/26/23 #		2,155,000	2,181,937
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		2,605,000	2,602,004
Level 3 Financing 5.375% 5/1/25		4,135,000	4,222,869
Millicom International Cellular
144A 6.00% 3/15/25 #*		2,540,000	2,441,575
144A 6.625% 10/15/21 #		4,645,000	4,720,481
Mobile Telesystems
144A 5.00% 5/30/23 #		3,175,000	3,186,906
144A 8.625% 6/22/20 #		2,300,000	2,668,274
Myriad International Holdings 144A 5.50% 7/21/25 #		4,450,000	4,559,826
Numericable-SFR 144A 6.00% 5/15/22 #		4,535,000	4,557,902
Omnicom Group 3.60% 4/15/26		4,515,000	4,710,391
SBA Tower Trust
144A 2.24% 4/16/18 #		7,270,000	7,230,313
144A 2.898% 10/15/19 #		405,000	406,361
Sirius XM Radio 144A 5.375% 4/15/25 #		5,327,000	5,460,175
Sky 144A 3.75% 9/16/24 #		18,610,000	19,315,152
Sprint Communications
144A 7.00% 3/1/20 #*		1,425,000	1,469,531
144A 9.00% 11/15/18 #		4,110,000	4,361,737
Time Warner 4.85% 7/15/45		6,525,000	7,058,132
T-Mobile USA
6.125% 1/15/22		2,765,000	2,918,817
6.836% 4/28/23		2,355,000	2,519,850
Tribune Media 144A 5.875% 7/15/22 #		3,500,000	3,491,250
UPCB Finance IV 144A 5.375% 1/15/25 #		2,849,000	2,913,103
Verizon Communications
3.25% 2/17/26	EUR	2,606,000	3,490,818
4.862% 8/21/46		5,484,000	5,901,245

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Vimpel Communications 144A 7.748% 2/2/21 #		3,257,000	$3,561,591
Virgin Media Secured Finance 144A 5.25% 1/15/26 #		5,040,000	5,079,715
VTR Finance 144A 6.875% 1/15/24 #		7,675,000	7,684,594
Wind Acquisition Finance 144A 7.375% 4/23/21 #		3,435,000	3,074,325
WPP Finance 2010 5.625% 11/15/43		1,285,000	1,387,670
Zayo Group 6.00% 4/1/23		4,030,000	4,160,975

			323,649,492

Consumer Cyclical – 2.18%
AutoZone 3.125% 4/21/26		1,230,000	1,243,765
BMW U.S. Capital
144A 2.00% 4/11/21 #		6,830,000	6,866,957
144A 2.80% 4/11/26 #		13,705,000	13,960,955
Cencosud 144A 5.15% 2/12/25 #*		4,785,000	4,873,513
CVS Health
3.875% 7/20/25		3,555,000	3,844,647
144A 5.00% 12/1/24 #		1,393,000	1,613,485
Daimler 2.75% 12/10/18	NOK	14,510,000	1,864,062
Ford Motor Credit 3.096% 5/4/23		845,000	845,000
General Motors Financial
3.45% 4/10/22		6,605,000	6,638,018
4.375% 9/25/21		2,265,000	2,397,933
5.25% 3/1/26		1,060,000	1,165,047
Gruposura Finance 144A 5.50% 4/29/26 #		3,760,000	3,828,620
Home Depot
2.00% 4/1/21		3,175,000	3,215,573
3.00% 4/1/26		2,655,000	2,779,981
Hyundai Capital America
144A 2.125% 10/2/17 #		6,005,000	6,033,710
144A 2.55% 2/6/19 #*		275,000	277,945
144A 3.00% 3/18/21 #		1,835,000	1,891,424
Lowe’s
2.50% 4/15/26		6,905,000	6,846,411
3.70% 4/15/46		8,315,000	8,253,569
Nemak 144A 5.50% 2/28/23 #*		4,275,000	4,462,031
O’Reilly Automotive 3.55% 3/15/26		2,625,000	2,739,413
Sally Holdings 5.75% 6/1/22		99,000	104,197
Signet UK Finance 4.70% 6/15/24		6,430,000	6,345,992
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25 @		4,250,000	4,409,915
4.50% 10/1/34 @		1,035,000	1,030,649
Target
2.50% 4/15/26		1,260,000	1,262,104

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Target
3.625% 4/15/46		5,480,000	$5,464,037
Toyota Credit Canada 2.05% 5/20/20	CAD	1,500,000	1,201,004
Toyota Finance Australia
2.25% 8/31/16	NOK	1,710,000	212,841
3.04% 12/20/16	NZD	2,810,000	1,958,321
Toyota Motor Credit 2.80% 7/13/22		2,820,000	2,957,438
Tupy Overseas 144A 6.625% 7/17/24 #@		1,607,000	1,510,580

			112,099,137

Consumer Non-Cyclical – 3.82%
Amgen 4.00% 9/13/29	GBP	1,271,000	2,005,901
Anacor Pharmaceuticals 144A 2.00% 4/15/23 #		789,000	908,336
Anheuser-Busch InBev Finance 3.65% 2/1/26		31,360,000	33,096,278
AstraZeneca 3.375% 11/16/25		6,710,000	7,000,395
Becton Dickinson 6.375% 8/1/19		18,375,000	20,849,837
Biogen
4.05% 9/15/25		6,550,000	7,055,745
5.20% 9/15/45		4,820,000	5,514,017
Celgene
3.875% 8/15/25		5,650,000	5,963,778
5.00% 8/15/45		1,575,000	1,736,524
ENA Norte Trust 144A 4.95% 4/25/23 #		3,941,251	4,029,930
JB y Cia 144A 3.75% 5/13/25 #		7,935,000	8,063,245
JBS Investments 144A 7.75% 10/28/20 #		2,860,000	2,952,950
JBS USA 144A 5.75% 6/15/25 #		1,675,000	1,549,375
Johnson & Johnson 3.70% 3/1/46		1,065,000	1,134,208
Mallinckrodt International Finance 144A 5.50% 4/15/25 #		4,886,000	4,434,045
NuVasive 144A 2.25% 3/15/21 #		1,350,000	1,526,344
PepsiCo
2.85% 2/24/26		6,700,000	6,909,100
4.45% 4/14/46		1,925,000	2,154,040
Perrigo 4.00% 11/15/23		7,125,000	7,310,656
Perrigo Finance Unlimited 3.50% 12/15/21		2,085,000	2,127,484
Prestige Brands 144A 5.375% 12/15/21 #		1,504,000	1,545,360
Reynolds American
4.00% 6/12/22		6,050,000	6,587,996
4.45% 6/12/25		11,970,000	13,280,883
Sigma Alimentos 144A 4.125% 5/2/26 #		4,850,000	4,867,509
Sysco 3.30% 7/15/26		15,440,000	15,865,048
Thermo Fisher Scientific 3.00% 4/15/23		10,700,000	10,861,163
Zimmer Biomet Holdings 4.625% 11/30/19		15,621,000	16,985,963

			196,316,110

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric – 5.98%
AES 5.50% 4/15/25 *	6,301,000	$6,348,257
AES Gener
144A 5.00% 7/14/25 #	1,220,000	1,244,621
144A 5.25% 8/15/21 #	2,310,000	2,464,359
144A 8.375% 12/18/73 #*@●	3,007,000	3,142,315
Alabama Power 4.30% 1/2/46	4,030,000	4,446,009
Ameren Illinois
4.15% 3/15/46	885,000	945,837
9.75% 11/15/18	16,210,000	19,358,436
American Transmission Systems 144A 5.25% 1/15/22 #	14,260,000	15,962,202
Appalachian Power 4.45% 6/1/45	3,170,000	3,295,082
Black Hills 3.95% 1/15/26 @	1,685,000	1,771,243
Cleveland Electric Illuminating 5.50% 8/15/24	290,000	336,244
CMS Energy 6.25% 2/1/20	7,715,000	8,836,337
ComEd Financing III 6.35% 3/15/33 @	8,849,000	9,339,863
Commonwealth Edison 4.35% 11/15/45	5,520,000	6,037,036
Consumers Energy 4.10% 11/15/45	1,545,000	1,671,923
Dominion Resources 3.90% 10/1/25	2,390,000	2,519,043
DTE Energy 144A 3.30% 6/15/22 #	5,955,000	6,181,564
Duke Energy
3.75% 4/15/24	6,485,000	6,923,872
4.80% 12/15/45	6,040,000	6,645,015
Duke Energy Carolinas 3.875% 3/15/46	2,665,000	2,785,951
Electricite de France 144A 5.25% 1/29/49 #●	7,705,000	7,455,743
Enel 144A 8.75% 9/24/73 #●	8,765,000	10,134,531
Enel Finance International 144A 6.00% 10/7/39 #	3,080,000	3,730,441
Entergy 4.00% 7/15/22	550,000	586,950
Entergy Louisiana
4.05% 9/1/23	14,030,000	15,518,541
4.95% 1/15/45	685,000	702,866
Exelon 144A 3.95% 6/15/25 #	1,605,000	1,714,914
Great Plains Energy 4.85% 6/1/21	2,805,000	3,059,307
Indiana Michigan Power 4.55% 3/15/46	1,150,000	1,217,255
IPALCO Enterprises 5.00% 5/1/18	4,135,000	4,357,256
Kansas City Power & Light 3.65% 8/15/25	7,975,000	8,360,368
LG&E & KU Energy 4.375% 10/1/21	15,345,000	16,666,205
Louisville Gas & Electric 4.375% 10/1/45	2,555,000	2,869,385
MidAmerican Energy 4.25% 5/1/46	12,840,000	14,269,606
National Rural Utilities Cooperative Finance
2.70% 2/15/23	5,640,000	5,798,969
4.75% 4/30/43 ●	9,740,000	9,326,050
5.25% 4/20/46 ●	2,325,000	2,338,422

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
NextEra Energy Capital Holdings 3.625% 6/15/23	5,625,000	$5,809,331
NV Energy 6.25% 11/15/20	10,391,000	12,221,957
Pennsylvania Electric 5.20% 4/1/20	9,048,000	9,503,060
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #	5,890,000	6,346,475
Public Service Electric & Gas 3.80% 3/1/46	535,000	554,839
Public Service of Oklahoma 5.15% 12/1/19	13,585,000	15,082,244
Puget Energy 6.00% 9/1/21	4,685,000	5,345,749
SCANA 4.125% 2/1/22	7,385,000	7,554,486
Southern 2.75% 6/15/20	16,115,000	16,548,671
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	2,905,000	3,050,546
WEC Energy Group 3.55% 6/15/25	2,015,000	2,128,416
Wisconsin Electric Power 4.30% 12/15/45	3,090,000	3,359,219
Xcel Energy 3.30% 6/1/25	1,145,000	1,188,416

		307,055,427

Energy – 2.36%
BP Capital Markets 3.119% 5/4/26	2,530,000	2,559,353
CNOOC Finance 2015 Australia 2.625% 5/5/20	3,325,000	3,323,407
Dominion Gas Holdings 4.60% 12/15/44	8,075,000	8,070,736
Energy Transfer Partners
4.75% 1/15/26	2,020,000	1,963,491
9.70% 3/15/19	6,978,000	7,896,591
EnLink Midstream Partners 2.70% 4/1/19	1,985,000	1,833,537
Enterprise Products Operating
3.95% 2/15/27	4,670,000	4,846,666
7.034% 1/15/68 ●	1,094,000	1,124,085
8.375% 8/1/66 ●	1,492,000	1,244,492
Lukoil International Finance 144A 3.416% 4/24/18 #	2,760,000	2,767,030
Murphy Oil USA 6.00% 8/15/23	4,319,000	4,537,628
Noble Energy 5.05% 11/15/44	4,480,000	4,256,829
Occidental Petroleum 3.40% 4/15/26	3,365,000	3,485,544
Pertamina Persero
144A 4.30% 5/20/23 #	3,085,000	3,078,343
144A 5.625% 5/20/43 #	3,085,000	2,862,590
Petrobras Global Finance
4.875% 3/17/20	1,640,000	1,459,600
7.875% 3/15/19 *	4,815,000	4,808,981
Petroleos Mexicanos
3.50% 7/23/20	910,000	893,620
144A 6.375% 2/4/21 #	795,000	860,413
6.625% 6/15/35	3,250,000	3,315,000
144A 6.875% 8/4/26 #	1,135,000	1,255,310
Petronas Global Sukuk 144A 2.707% 3/18/20 #*	2,445,000	2,463,550

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Plains All American Pipeline 8.75% 5/1/19		13,279,000	$14,966,495
Regency Energy Partners 5.875% 3/1/22		5,050,000	5,166,705
Williams Partners 7.25% 2/1/17		12,393,000	12,776,241
Woodside Finance
144A 3.65% 3/5/25 #		335,000	316,999
144A 8.75% 3/1/19 #*		10,841,000	12,482,924
YPF
144A 8.50% 3/23/21 #*		2,990,000	3,132,025
144A 8.75% 4/4/24 #		3,225,000	3,378,187

			121,126,372

Finance Companies – 0.57%
AerCap Ireland Capital 4.625% 7/1/22 *		3,595,000	3,734,306
Affiliated Managers Group 3.50% 8/1/25		5,290,000	5,193,061
Aviation Capital Group
144A 2.875% 9/17/18 #		225,000	224,883
144A 4.875% 10/1/25 #		2,435,000	2,390,866
144A 6.75% 4/6/21 #		4,655,000	5,283,425
Corp Financiera de Desarrollo 144A 4.75% 7/15/25 #		2,205,000	2,315,250
General Electric 4.25% 1/17/18	NZD	1,010,000	717,421
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #		4,575,000	4,633,258
Temasek Financial I 144A 2.375% 1/23/23 #		4,915,000	4,980,954

			29,473,424

Healthcare – 0.49%
Brookdale Senior Living 2.75% 6/15/18		1,123,000	1,120,894
DaVita HealthCare Partners 5.00% 5/1/25		9,388,000	9,411,470
HCA 5.375% 2/1/25		8,654,000	8,859,533
HealthSouth
5.125% 3/15/23		1,480,000	1,491,100
5.75% 11/1/24		1,117,000	1,158,887
5.75% 9/15/25		980,000	1,018,710
Tenet Healthcare 4.50% 4/1/21		2,130,000	2,167,275

			25,227,869

Insurance – 1.97%
American International Group 3.30% 3/1/21		3,600,000	3,715,423
Berkshire Hathaway
2.75% 3/15/23		3,155,000	3,257,134
3.125% 3/15/26		10,605,000	11,057,462
Five Corners Funding Trust 144A 4.419% 11/15/23 #		2,660,000	2,828,375
Highmark
144A 4.75% 5/15/21 #@		5,340,000	5,474,771
144A 6.125% 5/15/41 #@		2,000,000	2,029,240
MetLife 6.40% 12/15/36		40,000	42,724

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
MetLife Capital Trust X 144A 9.25% 4/8/38 #	11,520,000	$15,753,600
Principal Life Global Funding II 144A 3.00% 4/18/26 #	4,030,000	4,042,360
Prudential Financial
4.50% 11/15/20	3,385,000	3,713,220
5.375% 5/15/45 ●	4,135,000	4,208,396
5.625% 6/15/43 ●	4,620,000	4,821,062
5.875% 9/15/42 ●	4,100,000	4,436,200
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	4,670,000	4,767,393
144A 4.125% 11/1/24 #	9,485,000	9,816,264
Trinity Acquisition
3.50% 9/15/21	1,000,000	1,021,622
4.40% 3/15/26	1,775,000	1,814,135
USI 144A 7.75% 1/15/21 #	879,000	882,296
Voya Financial 5.65% 5/15/53 ●	5,340,000	5,007,585
XLIT
4.45% 3/31/25	5,381,000	5,417,322
5.50% 3/31/45	5,145,000	5,049,051
6.50% 10/29/49 ●	2,969,000	2,085,723

		101,241,358

Real Estate – 1.29%
CBL & Associates
4.60% 10/15/24	2,260,000	2,074,865
5.25% 12/1/23	1,050,000	1,012,203
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,210,642
5.25% 2/15/24	5,315,000	5,565,703
DDR
7.50% 4/1/17	4,950,000	5,204,381
7.875% 9/1/20	7,224,000	8,723,262
Education Realty Operating Partnership 4.60% 12/1/24	5,440,000	5,459,290
Hospitality Properties Trust 4.50% 3/15/25	5,010,000	4,886,378
Host Hotels & Resorts
3.75% 10/15/23	4,180,000	4,143,973
4.50% 2/1/26	1,525,000	1,579,322
Kimco Realty 3.40% 11/1/22	980,000	1,004,654
PLA Administradora Industrial 144A 5.25% 11/10/22 #	5,720,000	5,691,400
Regency Centers 5.875% 6/15/17	1,524,000	1,594,243
Simon Property Group
2.50% 7/15/21	1,470,000	1,512,996
3.30% 1/15/26	1,255,000	1,321,411
Trust F/1401 144A 5.25% 1/30/26 #	3,485,000	3,563,413

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
UDR 4.00% 10/1/25	1,670,000	$1,780,728
WP Carey 4.60% 4/1/24	4,645,000	4,703,638

		66,032,502

Services – 0.44%
AECOM 5.875% 10/15/24	6,762,000	7,133,910
GEO Group
5.125% 4/1/23	1,690,000	1,668,875
5.875% 10/15/24	1,645,000	1,686,125
MGM Resorts International 6.00% 3/15/23 *	4,488,000	4,673,130
United Rentals North America
5.50% 7/15/25 *	7,278,000	7,265,001
5.75% 11/15/24	170,000	173,187

		22,600,228

Technology – 1.16%
Apple 3.25% 2/23/26	13,135,000	13,758,321
CDK Global 4.50% 10/15/24	3,910,000	3,951,731
Fidelity National Information Services 5.00% 10/15/25	4,475,000	4,950,062
First Data
144A 5.00% 1/15/24 #	1,060,000	1,074,575
144A 5.75% 1/15/24 #	6,390,000	6,509,813
144A 7.00% 12/1/23 #	2,537,000	2,616,281
Jabil Circuit 7.75% 7/15/16	1,178,000	1,191,982
JD.com
3.125% 4/29/21	2,615,000	2,572,284
3.875% 4/29/26	1,800,000	1,711,427
Knowles 144A 3.25% 11/1/21 #	271,000	271,000
Oracle 3.25% 5/15/30 *	5,440,000	5,597,744
Samsung Electronics America 144A 1.75% 4/10/17 #	10,895,000	10,920,211
Tencent Holdings 144A 3.375% 5/2/19 #	2,045,000	2,116,510
Total System Services
3.80% 4/1/21	1,250,000	1,298,996
4.80% 4/1/26	1,050,000	1,100,363

		59,641,300

Transportation – 0.92%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #¿	3,238,571	3,291,198
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿	2,502,693	2,552,747
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	2,297,586	2,326,305
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ¿	1,350,000	1,397,250

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ¿	2,870,000	$2,967,149
Burlington Northern Santa Fe 4.70% 9/1/45	7,785,000	8,901,392
CSX 3.35% 11/1/25	6,220,000	6,514,169
DP World 144A 6.85% 7/2/37 #	310,000	322,977
FedEx 4.75% 11/15/45	1,860,000	2,046,711
Penske Truck Leasing
144A 3.30% 4/1/21 #	4,320,000	4,371,006
144A 3.375% 2/1/22 #	8,415,000	8,474,822
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	2,158,850	2,266,792
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	2,019,479	2,072,490

		47,505,008

Utilities – 0.19%
American Water Capital
3.40% 3/1/25	1,250,000	1,318,133
4.30% 9/1/45	4,765,000	5,091,617
Calpine
5.375% 1/15/23 *	2,390,000	2,422,863
5.50% 2/1/24	913,000	926,695

		9,759,308

Total Corporate Bonds (cost $1,958,340,077)		2,024,553,297

Municipal Bonds – 0.61%

Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	2,520,000	2,978,388
Commonwealth of Massachusetts
Series A 5.00% 3/1/46	1,790,000	2,099,759
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/46	4,125,000	4,906,357
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	4,060,000	4,695,958
New York City Water & Sewer System Second Generation Resolution 5.00% 6/15/46	1,590,000	1,882,639
New York City, New York
Series C 5.00% 8/1/26	1,980,000	2,518,461
Series C 5.00% 8/1/27	1,100,000	1,386,594
North Carolina State
Series A 5.00% 6/1/27	2,660,000	3,470,901
Oregon State Taxable Pension 5.892% 6/1/27	305,000	380,076

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Texas State Transportation Commission
(Senior Lien Mobility Fund) Series A 5.00% 10/1/44	1,700,000	$2,020,943
Texas Water Development Board
Series A 5.00% 10/15/45	3,985,000	4,786,264

Total Municipal Bonds (cost $30,534,037)		31,126,340

Non-Agency Asset-Backed Securities – 3.57%

AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	98,399	101,931
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	7,602,000	7,612,663
Series 2014-4 A2 1.43% 6/17/19	8,000,000	7,998,296
American Express Credit Account Secured Note Trust
Series 2012-4 A 0.673% 5/15/20 ●	9,100,000	9,104,117
Ameriquest Mortgage Securities Asset-Backed Pass Through Certificates
Series 2003-8 AF4 5.286% 10/25/33 f	55,716	55,752
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	4,435,000	4,462,801
Series 2013-1A A 144A 1.92% 9/20/19 #	6,115,000	6,084,080
Series 2014-1A A 144A 2.46% 7/20/20 #	4,587,000	4,625,262
Bank of America Credit Card Trust
Series 2014-A3 A 0.723% 1/15/20 ●	4,310,000	4,313,878
Series 2015-A1 A 0.763% 6/15/20 ●	15,975,000	16,008,551
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	796,238	796,325
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.483% 11/15/19 ●	1,700,000	1,698,181
Series 2007-A5 A5 0.473% 7/15/20 ●	6,855,000	6,855,000
Chase Issuance Trust
Series 2014-A5 A5 0.803% 4/15/21 ●	5,000,000	5,001,497
Chesapeake Funding
Series 2012-2A A 144A 0.889% 5/7/24 #●	23,492	23,485
CIT Equipment Collateral
Series 2014-VT1 A2 144A 0.86% 5/22/17 #	1,461,327	1,459,387
Citibank Credit Card Issuance Trust
Series 2014-A6 A6 2.15% 7/15/21	6,765,000	6,924,747
Series 2014-A9 A9 0.689% 11/23/18 ●	12,390,000	12,393,572
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28 @	3,744	3,611
Discover Card Execution Note Trust
Series 2013-A1 A1 0.733% 8/17/20 ●	2,390,000	2,388,744
Series 2014-A1 A1 0.863% 7/15/21 ●	3,690,000	3,690,000
Series 2015-A3 A 1.45% 3/15/21	4,855,000	4,871,395

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Discover Card Execution Note Trust
Series 2016-A3 A3 1.85% 10/16/23	3,445,000	$3,433,711
FirstKey Lending Trust
Series 2015-SFR1 A 144A 2.553% 3/9/47 #	2,676,399	2,650,549
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	3,995,000	3,995,629
Golden Credit Card Trust
Series 2014-2A A 144A 0.883% 3/15/21 #●	2,815,000	2,790,801
Series 2015-2A A 144A 2.02% 4/15/22 #	3,480,000	3,500,737
GreatAmerica Leasing Receivables Funding
Series 2013-1 B 144A 1.44% 5/15/18 #	1,045,000	1,043,242
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	7,391,400	6,436,511
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	4,480,000	4,494,661
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 0.993% 7/16/18 ●	3,135,000	3,135,365
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	332,523	353,236
Morgan Stanley ABS Capital I Trust
Series 2005-HE5 M1 1.069% 9/25/35 ●	3,712,277	3,695,980
New Century Home Equity Loan Trust
Series 2005-2 M1 0.869% 6/25/35 ●	4,087,731	4,051,536
Nissan Auto Lease Trust
Series 2015-B A2B 0.963% 12/15/17 ●	3,000,000	3,002,460
Penarth Master Issuer
Series 2015-1A A1 144A 0.836% 3/18/19 #●	2,100,000	2,093,030
Popular ABS Mortgage Pass Through Trust
Series 2006-C A4 0.689% 7/25/36 ¿●	5,665,000	5,436,195
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	4,170,000	4,164,376
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	3,800,000	3,802,229
Series 2015-2 A 1.60% 4/15/21	6,915,000	6,927,853
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	11,885,000	11,754,906

Total Non-Agency Asset-Backed Securities (cost $184,325,455)		183,236,282

Non-Agency Collateralized Mortgage Obligations – 1.80%

Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.824% 1/25/45 #●	2,508,022	2,512,085
Series 2015-1 B2 144A 3.824% 1/25/45 #●	1,418,128	1,397,107

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 f	337,404	$336,213
Banc of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	145,829	146,493
Series 2005-3 2A1 5.50% 4/25/20	118,847	118,633
Series 2005-6 7A1 5.50% 7/25/20	463,415	452,789
Banc of America Mortgage Trust
Series 2003-E 2A2 2.794% 6/25/33 ●	67,655	67,213
Series 2004-K 2A1 2.879% 12/25/34 ●	1,134,480	1,111,978
ChaseFlex Trust
Series 2006-1 A4 4.706% 6/25/36 ●	6,119,000	5,124,580
CHL Mortgage Pass Through Trust
Series 2003-21 A1 2.861% 5/25/33 ¿●	20,316	20,424
Series 2004-HYB2 2A 3.116% 7/20/34 ¿●	74,320	67,997
Series 2004-HYB5 3A1 2.774% 4/20/35 ¿●	111,048	97,254
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	546,695	549,978
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.942% 11/25/36 f	5,800,000	5,748,945
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	2,548,342	2,534,139
First Horizon Mortgage Pass Through Trust
Series 2004-7 1A3 5.50% 1/25/35 ¿	1,342,449	1,375,461
Series 2005-4 1A8 5.50% 8/25/35 ¿	753,201	701,736
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A 7.75% 9/19/27 #●	34,911	36,349
GSR Mortgage Loan Trust
Series 2004-9 4A1 2.851% 8/25/34 ●	454,396	439,723
JPMorgan Mortgage Trust
Series 2005-A8 1A1 2.668% 11/25/35 ●	338,598	318,410
Series 2006-S1 1A1 6.00% 4/25/36	3,209,998	3,283,608
Series 2007-A1 7A4 2.775% 7/25/35 ●	71,736	63,111
Series 2014-2 B1 144A 3.428% 6/25/29 #●	2,145,015	2,200,303
Series 2014-2 B2 144A 3.428% 6/25/29 #●	799,191	807,509
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	2,470,000	2,495,560
Series 2015-1 B1 144A 2.663% 12/25/44 #●	3,372,903	3,331,464
Series 2015-1 B2 144A 2.663% 12/25/44 #●	2,828,088	2,740,528
Series 2015-4 B1 144A 3.636% 6/25/45 #●	2,650,193	2,579,496
Series 2015-4 B2 144A 3.636% 6/25/45 #●	1,902,551	1,813,608
Series 2015-5 B2 144A 2.892% 5/25/45 #●	2,678,187	2,501,743
Series 2015-6 B1 144A 3.65% 10/25/45 #●	1,860,899	1,910,643
Series 2015-6 B2 144A 3.65% 10/25/45 #●	1,801,666	1,814,438
MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33 ●	39,966	39,333

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

MASTR ARM Trust
Series 2004-10 2A2 3.279% 10/25/34 ●	56,773	$36,332
New Residential Mortgage Loan Trust
Series 2015-2A A1 3.75% 8/25/55 ●	4,243,365	4,371,754
Sequoia Mortgage Trust
Series 2013-4 B2 3.501% 4/25/43 ●	1,549,072	1,522,869
Series 2013-11 B1 144A 3.673% 9/25/43 #●	2,577,372	2,563,210
Series 2014-2 A4 144A 3.50% 7/25/44 #●	3,077,069	3,141,497
Series 2015-1 B2 144A 3.891% 1/25/45 #●	2,070,575	2,083,509
Structured Asset Securities Mortgage Pass Through Certificates
Series 2004-20 2A1 5.50% 11/25/34 ¿	2,572,165	2,614,009
Structured Asset Securities Trust
Series 2005-1 4A1 5.00% 2/25/20	1,925,061	1,946,189
Thornburg Mortgage Securities Trust
Series 2007-4 1A1 2.409% 9/25/37 ●	2,000,538	1,898,905
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	4,033,615	4,036,726
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	4,113,790	4,112,805
Series 2016-1 A1B 144A 2.75% 2/25/55 #●	3,208,028	3,218,614
WaMu Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18 ¿	86,932	81,604
Washington Mutual Mortgage Pass Through Trust
Series 2005-1 5A2 6.00% 3/25/35 ¿	245,574	112,142
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-3 A4 5.50% 5/25/35	3,720,459	3,834,558
Series 2006-2 3A1 5.75% 3/25/36	1,764,208	1,790,564
Series 2006-3 A11 5.50% 3/25/36	1,612,758	1,637,781
Series 2006-20 A1 5.50% 12/25/21	529,492	535,290
Series 2006-AR5 2A1 3.156% 4/25/36 ●	1,471,185	1,374,569
Series 2007-14 1A1 6.00% 10/25/37	90,923	89,146
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A 3.915% 3/20/45 #●	2,779,597	2,825,856

Total Non-Agency Collateralized Mortgage Obligations (cost $88,879,700)		92,566,780

Regional Bonds – 0.57%Δ

Argentina – 0.06%
Provincia de Buenos Aires 144A 9.95% 6/9/21 #	2,780,000	3,037,150

		3,037,150

Australia – 0.17%
New South Wales Treasury 4.00% 5/20/26	AUD 4,880,900	4,130,613
Queensland Treasury
144A 3.25% 7/21/28 #	AUD 2,933,000	2,246,409

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Regional BondsΔ (continued)

Australia (continued)
Queensland Treasury
144A 3.25% 7/21/26 #	AUD 2,839,000	$2,203,997

		8,581,019

Canada – 0.19%
Province of Ontario Canada
2.50% 4/27/26	2,970,000	2,967,838
3.45% 6/2/45	CAD 2,594,000	2,219,010
Province of Quebec Canada
2.50% 4/20/26	2,490,000	2,490,237
6.00% 10/1/29	CAD 1,985,000	2,158,836

		9,835,921

Japan – 0.15%
Japan Finance Organization For Municipalities 144A
2.125% 4/13/21 #	7,928,000	7,895,123

		7,895,123

Total Regional Bonds (cost $29,185,478)		29,349,213

Senior Secured Loans – 7.21%«

Air Medical Group Holdings Tranche B 1st Lien 4.25% 4/28/22	8,138,530	8,059,179
Albertson’s Tranche B4 1st Lien 5.50% 8/25/21	4,790,160	4,813,115
Altice Financing Tranche B 1st Lien 5.25% 2/4/22	6,828,400	6,847,069
Amaya Holdings 1st Lien 5.00% 8/1/21	6,014,770	5,778,564
Applied Systems 1st Lien 5.75% 1/23/21	2,481,539	2,477,921
Applied Systems 2nd Lien 7.50% 1/23/22 @	5,821,373	5,719,499
Ardagh Group USA Tranche B 1st Lien 4.00% 12/17/19	2,990,000	2,991,869
Arnhold & S Bleichroeder Holdings Tranche B 1st Lien 4.75% 12/31/22	2,847,863	2,830,063
Atkore International 2nd Lien 7.75% 10/9/21	1,179,000	1,105,313
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23	8,305,000	8,325,189
Berry Plastics Group 1st Lien 4.00% 10/1/22	4,614,483	4,634,095
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	4,299,422	4,181,188
Blue Ribbon 1st Lien 5.50% 11/13/21	3,914,430	3,906,277
Blue Ribbon 2nd Lien 9.25% 11/13/22	1,610,000	1,615,031
Builders FirstSource Tranche B 1st Lien 6.00% 7/31/22	7,002,756	7,006,041
BWAY Holding Tranche B 1st Lien 5.50% 8/14/20	2,690,000	2,685,293
Caesars Growth Properties Holdings Tranche B 1st Lien 6.25% 5/8/21	4,409,204	3,957,260
CCO Safari III Tranche H 1st Lien 3.25% 8/24/21	791,000	792,854
CCO Safari III Tranche I 1st Lien 3.50% 1/21/23	2,373,000	2,385,923
Change Healthcare Holdings 1st Lien 3.75% 11/2/18	2,263,838	2,262,423

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

CityCenter Holdings Tranche B 1st Lien 4.25% 10/16/20	2,630,597	$2,641,285
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19	2,070,971	2,042,926
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	5,238,954	5,168,883
DAE Aviation Holdings 1st Lien 5.25% 7/7/22	3,821,800	3,821,800
DaVita Healthcare Partners Tranche B 1st Lien 3.50% 6/24/21	3,871,050	3,890,808
First Data Tranche B 1st Lien
4.189% 7/10/22	2,580,000	2,582,304
4.439% 3/24/21	10,442,810	10,480,665
Flying Fortress tranche B 1st Lien 3.50% 4/30/20	1,225,209	1,232,101
FMG Resources August 2006 Pty 1st Lien 4.25% 6/30/19	3,580,087	3,388,105
Gardner Denver 1st Lien 4.25% 7/30/20	4,824,031	4,521,024
Gates Global 1st Lien 4.25% 7/6/21	5,156,430	4,956,618
GCP Applied Technologies Tranche B 1st Lien 5.25% 2/3/22	2,025,000	2,036,812
Green Energy Partners Tranche B 1st Lien 6.50% 11/13/21	2,263,000	2,195,110
HCA Tranche B6 1st Lien 3.685% 3/18/23	923,775	931,281
Hilton Worldwide Finance 1st Lien 3.50% 10/25/20	7,468,783	7,498,658
Houghton International 1st Lien 4.25% 12/20/19	1,848,885	1,802,663
Houghton International 2nd Lien 9.75% 12/21/20	2,605,000	2,494,287
Hyperion Insurance Group Tranche B 1st Lien 5.50% 4/30/22	4,311,450	4,286,301
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	5,310,935	5,302,640
IBC Capital 1st Lien 4.75% 9/15/21	856,903	818,343
Ineos U.S. Finance Tranche B 1st Lien
3.75% 12/15/20	5,011,931	4,971,209
4.25% 3/31/22	1,296,893	1,293,766
J.C. Penney 1st Lien 6.00% 5/22/18	9,594,731	9,615,120
Keurig Green Mountain Tranche B 1st Lien 5.25% 3/3/23	4,558,200	4,585,700
KIK Custom Products 1st Lien 6.00% 8/26/22 @	6,330,507	6,152,461
Kinetic Concepts Tranche E1 1st Lien 4.50% 5/4/18	1,401,341	1,402,567
Kraton Polymers Tranche B 1st Lien 6.00% 1/6/22	4,980,000	4,800,511
Landry’s Tranche B 1st Lien 4.00% 4/24/18	2,583,273	2,588,926
Level 3 Financing 1st Lien 4.00% 1/15/20	3,740,000	3,757,765
LTS Buyer 2nd Lien 8.00% 4/1/21	3,141,138	3,125,432
MacDermid Tranche B 1st Lien 5.50% 6/7/20	1,101,931	1,083,767
Marina District Tranche B 1st Lien 6.50% 8/15/18	4,128,474	4,137,507
Mauser Holding Sarl 2nd Lien 8.75% 7/31/22	557,000	504,085
MGM Growth Properties Operating Partnership Tranche B 1st Lien 4.00% 4/7/23	5,055,000	5,092,913
Micron Technology Tranche B 1st Lien 6.00% 4/26/22	990,000	996,806

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Microsemi Tranche B 1st Lien 5.25% 1/15/23	2,542,235	$2,563,844
Mohegan Tribal Gaming Authority Tranche B 1st Lien 5.50% 6/15/18	9,054,040	8,971,993
MPH Acquisition Holdings Tranche B 1st Lien 3.75% 3/31/21	6,897,427	6,875,873
NBTY Tranche B 1st Lien 5.00% 5/5/23	7,140,000	7,171,238
Neptune Finco Tranche B 1st Lien 5.00% 10/9/22	2,830,000	2,847,334
Numericable U.S. Tranche B 1st Lien 5.00% 1/31/24	6,455,000	6,506,104
NXP Tranche B1 1st Lien 3.75% 12/7/20	5,436,375	5,461,861
ON Semiconductor Tranche B 1st Lien 5.25% 3/31/23	3,230,000	3,251,399
Panda Hummel Tranche B1 1st Lien 7.00% 10/27/22	1,280,000	1,212,800
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20	4,668,000	4,574,640
PET Acquisition Merger Sub Tranche B1 1st Lien 5.75% 1/26/23	5,067,300	5,104,398
PQ 1st Lien 5.75% 11/4/22	7,653,000	7,708,806
Prime Security Services Borrower 1st Lien 5.50% 5/2/22	4,150,000	4,170,103
Prime Security Services Borrower 2nd Lien 9.75% 7/1/22	7,195,000	7,216,585
Republic of Angola (Unsecured) 7.045% 12/16/23 @	11,720,000	10,313,600
Reynolds Group Holdings Tranche B 1st Lien 4.50% 12/1/18	2,922,858	2,935,645
Sable International Finance Tranche B1 1st Lien 5.50% 12/2/22	4,820,000	4,847,113
Sable International Finance Tranche B2 1st Lien 5.50% 12/2/22	3,940,000	3,948,621
SAM Finance Lux Sarl Tranche B 1st Lien 4.25% 12/17/20	2,174,972	2,179,502
Scientific Games International 1st Lien 6.00% 10/18/20	1,505,000	1,486,187
Sinclair Television Group Tranche B1 1st Lien 3.50% 7/31/21	937,015	937,015
Solera Tranche B 1st Lien 5.75% 3/3/23	5,105,000	5,138,729
Spectrum Brands 1st Lien 3.50% 6/23/22	2,226,862	2,239,388
Stardust Finance Holdings Tranche B 1st Lien 6.50% 3/13/22 @	5,965,858	5,955,913
Summit Materials Tranche B 1st Lien 4.00% 7/17/22	2,620,200	2,623,200
Surgical Care Affiliates Tranche B 1st Lien 4.25% 3/17/22	1,517,630	1,518,263
Team Health Tranche B 1st Lien 4.50% 11/23/22	5,117,175	5,142,761
T-Mobile USA Tranche B 1st Lien 3.50% 11/9/22	9,310,138	9,376,472
TransDigm Tranche E 1st Lien 3.50% 5/14/22	906,051	898,689
Tribune Media Tranche B 1st Lien 3.75% 12/27/20	2,620,200	2,614,058
Univar USA Tranche B 1st Lien 4.25% 7/1/22	840,556	831,450
Univision Communications 1st Lien 4.00% 3/1/20	2,103,681	2,104,809
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	7,111,263	7,118,879
USI 1st Lien 4.25% 12/27/19	7,138,495	7,060,421
Western Digital Tranche B 1st Lien 6.25% 3/30/23	2,485,000	2,449,278

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

WideOpenWest Finance Tranche B 1st Lien 4.50% 4/1/19	5,033,434	$5,018,333
Windstream Services Tranche B6 1st Lien 5.75% 3/29/21	1,737,000	1,739,896

Total Senior Secured Loans (cost $371,169,918)		370,690,515

Sovereign Bonds – 2.94%Δ

Argentina – 0.11%
Argentine Republic Government International Bond
144A 6.25% 4/22/19 #	2,400,000	2,494,800
144A 6.875% 4/22/21 #	3,160,000	3,262,700

		5,757,500

Australia – 0.04%
Australia Government Bond 3.75% 4/21/37	AUD 2,743,000	2,281,142

		2,281,142

Brazil – 0.08%
Brazilian Government International Bond 5.00% 1/27/45	5,200,000	4,225,000

		4,225,000

Canada – 0.02%
Canadian Government Bond 2.75% 12/1/48	CAD 1,202,000	1,106,114

		1,106,114

Colombia – 0.14%
Colombia Government International Bond
4.50% 1/28/26 *	3,100,000	3,178,275
5.00% 6/15/45	4,269,000	4,087,567

		7,265,842

Croatia – 0.09%
Croatia Government International Bond 144A 6.375% 3/24/21 #	4,215,000	4,624,129

		4,624,129

Dominican Republic – 0.18%
Dominican Republic International Bond
144A 6.875% 1/29/26 #	3,400,000	3,663,500
144A 7.50% 5/6/21 #	4,850,000	5,322,875

		8,986,375

Guatemala – 0.06%
Guatemala Government Bond 144A 4.50% 5/3/26 #	3,085,000	3,094,085

		3,094,085

Hungary – 0.12%
Hungary Government International Bond 6.375% 3/29/21	5,600,000	6,385,064

		6,385,064

Indonesia – 0.18%
Indonesia Government International Bond 144A 4.875% 5/5/21 #	4,280,000	4,645,893

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

Indonesia (continued)
Indonesia Government International Bond
144A 5.125% 1/15/45 #	1,200,000	$1,219,429
144A 5.95% 1/8/46 #	2,900,000	3,273,160

		9,138,482

Japan – 0.10%
Japan Bank For International Cooperation 2.375% 4/20/26	4,904,000	4,923,131

		4,923,131

Kazakhstan – 0.06%
Kazakhstan Government International Bond 144A 5.125% 7/21/25 #	2,770,000	2,938,277

		2,938,277

Mexico – 0.47%
Mexican Bonos
5.75% 3/5/26	MXN 349,536,200	20,199,906
6.50% 6/9/22	MXN 19,585,000	1,199,393
Mexico Government International Bond
3.60% 1/30/25	1,637,000	1,667,694
4.60% 1/23/46	1,200,000	1,190,700

		24,257,693

Mongolia – 0.06%
Mongolia Government International Bond
144A 5.125% 12/5/22 #	2,055,000	1,629,060
144A 10.875% 4/6/21 #	1,545,000	1,575,854

		3,204,914

Namibia – 0.07%
Namibia International Bonds 144A 5.25% 10/29/25 #	3,800,000	3,753,032

		3,753,032

New Zealand – 0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD 527,000	425,117

		425,117

Norway – 0.02%
Norway Government Bond 144A 1.50% 2/19/26 #	NOK 8,835,000	1,098,854

		1,098,854

Panama – 0.09%
Panama Government International Bond 3.875% 3/17/28	4,405,000	4,526,137

		4,526,137

Paraguay – 0.08%
Paraguay Government International Bond 144A 5.00% 4/15/26 #	3,900,000	3,987,750

		3,987,750

	Principal amount°		Value (U.S. $)

Sovereign BondsΔ (continued)

Philippines – 0.06%
Philippine Government International Bond 6.25% 1/14/36	PHP	118,000,000	$2,842,255

			2,842,255

Poland – 0.31%
Poland Government Bond
2.50% 7/25/26	PLN	42,290,000	10,535,234
3.25% 7/25/25	PLN	20,561,000	5,532,420

			16,067,654

Portugal – 0.02%
Portugal Government International Bond 144A 5.125% 10/15/24 #		1,045,000	1,046,624

			1,046,624

Republic of Korea – 0.15%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	8,977,504,272	7,895,910

			7,895,910

Serbia – 0.09%
Serbia International Bond 144A 4.875% 2/25/20 #		4,350,000	4,461,208

			4,461,208

Sri Lanka – 0.13%
Sri Lanka Government International Bond 144A 6.125% 6/3/25 #		6,900,000	6,521,652

			6,521,652

United Kingdom – 0.10%
United Kingdom Gilt
3.25% 1/22/44	GBP	1,752,900	2,995,464
3.50% 1/22/45	GBP	1,169,100	2,094,120

			5,089,584

Uruguay – 0.10%
Uruguay Government International Bond 4.375% 10/27/27		4,804,000	4,966,135

			4,966,135

Total Sovereign Bonds (cost $148,632,033)			150,869,660

Supranational Banks – 0.94%

Asian Development Bank
0.50% 3/24/20	AUD	1,750,000	1,220,550
2.00% 4/24/26		6,755,000	6,721,928
European Bank for Reconstruction & Development 7.375% 4/15/19	IDR	49,290,000,000	3,690,209
Inter-American Development Bank 6.00% 9/5/17	INR	377,950,000	5,647,894
International Bank for Reconstruction & Development 0.506% 4/17/19 ●		2,469,000	2,464,222

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°		Value (U.S. $)

Supranational Banks (continued)

International Bank for Reconstruction & Development
1.625% 3/9/21		6,770,000	$6,821,682
2.50% 11/25/24		2,469,000	2,573,291
3.50% 1/22/21	NZD	17,861,000	12,761,591
3.75% 2/10/20	NZD	3,300,000	2,381,557
4.625% 10/6/21	NZD	2,649,000	1,997,009
International Finance
3.00% 5/6/21	NZD	1,795,000	1,253,609
3.625% 5/20/20	NZD	1,035,000	743,913

Total Supranational Banks (cost $48,107,552)			48,277,455

U.S. Treasury Obligations – 3.68%

U.S. Treasury Bond
2.875% 8/15/45		35,760,000	37,313,343
U.S. Treasury Notes
1.25% 3/31/21 ¥		147,840,000	147,620,605
1.625% 2/15/26		4,240,000	4,166,627

Total U.S. Treasury Obligations (cost $189,255,325)			189,100,575

	Number of Shares

Common Stock – 0.00%

Century Communications @=†		7,875,000	0

Total Common Stock (cost $238,403)			0

Convertible Preferred Stock – 0.25%

Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		1,477	1,740,349
Crown Castle International 4.50% exercise price $85.77, expiration date 11/1/16		5,995	636,759
Exelon 6.50% exercise price $43.75, expiration date 6/1/17 *		38,450	1,863,287
Halcon Resources 5.75% exercise price $30.78, expiration date 12/31/49 @		1,625	65,000
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @		1,768	2,421,267
Maiden Holdings 7.25% exercise price $15.11, expiration date 9/15/16 *		43,033	2,038,043
T-Mobile U.S. 5.50% exercise price $31.02, expiration date 12/15/17		20,274	1,374,780
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		2,210	2,753,660

Total Convertible Preferred Stock (cost $13,809,216)			12,893,145

	Number of Shares	Value (U.S. $)

Preferred Stock – 0.68%

General Electric 5.00% ●	13,537,000	$14,078,480
Integrys Energy Group 6.00% @●	205,350	5,358,362
PNC Preferred Funding Trust II 144A 1.856% #●	13,900,000	11,988,750
USB Realty 144A 1.775% #@●	4,485,000	3,663,707

Total Preferred Stock (cost $33,332,911)		35,089,299

	Number of Contracts

Options Purchased – 0.00%

Futures Put Option – 0.00%
U.S. Treasury 2 yr Notes exercise price $108.63, expiration date 6/24/16	1,646	154,313

Total Options Purchased (cost $287,566)		154,313

	Principal amount°

Short-Term Investments – 10.57%

Discount Notes – 8.49%≠
Federal Home Loan Bank
0.103% 7/13/16	27,284,450	27,267,534
0.104% 7/25/16	16,876,980	16,864,777
0.146% 5/2/16	58,657,741	58,657,741
0.277% 5/19/16	7,010,286	7,009,494
0.291% 5/20/16	35,888,005	35,883,698
0.307% 5/18/16	111,905,876	111,893,902
0.307% 8/15/16	29,648,335	29,619,784
0.32% 6/8/16	47,242,130	47,228,760
0.324% 7/22/16	12,996,667	12,987,595
0.33% 5/27/16	66,988,543	66,977,356
0.359% 7/18/16	21,600,289	21,585,968

		435,976,609

Repurchase Agreements – 2.08%
Bank of America Merrill Lynch
0.24%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $25,235,241 (collateralized by U.S. government obligations 2.00%–2.50% 2/15/22–11/15/24; market value $25,739,445)	25,234,736	25,234,736
Bank of Montreal
0.27%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $42,058,839 (collateralized by U.S. government obligations 0.00%–8.75% 10/13/16–2/15/46; market value $42,899,053)	42,057,893	42,057,893

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas
0.28%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $39,709,298 (collateralized by U.S. government obligations 0.00%–4.75% 5/31/17–2/15/45; market value $40,502,545)	39,708,371	$39,708,371

		107,001,000

Total Short-Term Investments (cost $542,979,155)		542,977,609

Total Value of Securities Before Securities Lending Collateral – 110.06% (cost $5,578,144,242)		5,655,424,030

	Number of Shares

Securities Lending Collateral – 1.00%**

Separate Account
Delaware Diversified Income Fund	51,605,540	51,605,540

Total Securities Lending Collateral (cost $51,605,540)		51,605,540

Total Value of Securities – 111.06% (cost $5,629,749,782)		$5,707,029,570■

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2016, the aggregate value of Rule 144A securities was $1,071,020,946, which represents 20.84% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $111,287,658, which represents 2.17% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $49,943,123 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of April 30, 2016. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2016.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2016.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(13,969,612)	USD	10,645,731	5/13/16	$30,159
BAML	CAD	(14,210,853)	USD	10,887,379	5/13/16	(438,654)
BAML	EUR	6,271,436	USD	(7,155,647)	5/13/16	28,411
BAML	JPY	(391,809,231)	USD	3,453,075	5/13/16	(230,482)
BAML	NZD	(22,423,290)	USD	15,353,695	5/13/16	(291,301)
BNP	AUD	(8,296,448)	USD	6,319,570	5/13/16	15,061
BNP	INR	186,465,887	USD	(2,806,107)	5/13/16	(8,110)
BNP	NOK	(9,426,852)	USD	1,137,060	5/13/16	(33,645)
BNYM	NZD	(121,868)	USD	85,110	5/2/16	30
HSBC	GBP	(4,627,733)	USD	6,624,507	5/13/16	(137,556)
JPMC	KRW	(8,525,381,610)	USD	7,411,764	5/13/16	(23,453)
JPMC	PLN	(8,143,900)	USD	2,188,112	5/13/16	55,220
JPMC	SEK	5,329,174	USD	(657,204)	5/13/16	6,744
TD	JPY	412,077,475	USD	(3,707,567)	5/13/16	166,541

						$(861,035)

Schedule of investments

Delaware Diversified Income Fund

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(464)	E-mini S&P 500® Index	$(47,072,197)	$(47,771,120)	6/20/16	$(698,923)
255	U.S. Treasury 10 yr Notes	33,023,202	33,165,938	6/22/16	142,736
582	U.S. Treasury Long Bonds	96,265,140	95,047,875	6/22/16	(1,217,265)

		$82,216,145			$(1,773,452)

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]		Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]
	Protection Purchased:
	JPMC -
ICE	CDX.NA.HY.26[5] JPMC - iTraxx Europe Crossover Series		27,405,000	5.00%	6/20/21	$(852,763)	$74,858
ICE	25.1[6]	EUR	8,900,000	5.00%	6/20/21	(811,201)	(65,539)
JPMC	CDX.EM.25[7]		27,982,000	1.00%	6/20/21	2,331,248	22,618

						$667,284	$31,937

Interest Rate Swap Contracts8

Counterparty & Referenced Obligation	Notional Value[3]	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
CME - BOA 10 yr IRS	40,640,000	2.049%	0.637%	1/12/26	$1,300,566
CME - BOA 30 yr IRS	25,090,000	2.485%	0.637%	1/14/46	1,492,436
CME - BOA 30 yr IRS	18,380,000	2.504%	0.637%	1/12/46	1,173,339
CME - BOA 30 yr IRS	23,170,000	2.524%	0.637%	1/12/46	1,587,062

					$5,553,403

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $617,359.

5Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

6Markit’s iTraxx® Europe Crossover index is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

7Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

8An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:

ABS – Asset-Backed Security

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNP – Banque Paribas

BNYM – Bank of New York Mellon

BOA – Bank of America

CAD – Canadian Dollar

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange Inc.

DB – Deutsche Bank

EUR – European Monetary Unit

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GS – Goldman Sachs

GSMPS – Goldman Sachs Reperforming Mortgage Securities

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange, Inc.

Schedule of investments

Delaware Diversified Income Fund

Summary of abbreviations (continued):

IDR – Indonesian Rupiah

INR – Indian Rupee

IRS – Interest Rate Swap

JPMBB – JPMorgan Barclays Bank

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

LB – Lehman Brothers

MASTR – Mortgage Asset Securitization Transactions, Inc.

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

PLN – Polish Zloty

RBS – Royal Bank of Scotland

REMIC – Real Estate Mortgage Investment Conduit

SEK – Swedish Krona

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

UBS – Union Bank of Switzerland

USD – U.S. Dollar

WaMu – Washington Mutual

WF – Wells Fargo

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Diversified Income Fund	April 30, 2016 (Unaudited)

Assets:
Investments, at value[1,2]	$5,112,446,421
Short-term investments, at value[3]	542,977,609
Short-term investments held as collateral for loaned securities, at value[4]	51,605,540
Cash	11,824,488
Cash collateral due from brokers	11,018,516
Foreign currencies, at value[5]	7,219,981
Receivable for securities sold	690,944,203
Dividends and interest receivable	33,551,467
Receivable for fund shares sold	8,314,935
Unrealized appreciation on interest rate swap contracts	5,213,773
Upfront payments paid on credit default swap contracts	2,331,249
Swap payments receivable	753,196
Variation margin due from broker on futures contracts	663,824
Variation margin due to brokers on centrally cleared interest rate swap contracts	339,630
Unrealized appreciation on foreign currency exchange contracts	302,166
Variation margin due to brokers on centrally cleared credit default swap contracts	84,285
Unrealized appreciation on credit default swap contracts	31,580
Securities lending income receivable	29,900
Other assets[6]	4,787,750
Total assets	6,484,440,513
Liabilities:
Payable for securities purchased	1,252,059,896
Obligation to return securities lending collateral	51,605,540
Bond proceeds payable[6]	15,959,167
Payable for fund shares redeemed	11,276,357
Income distribution payable	3,319,519
Cash collateral due to brokers	3,192,000
Other accrued expenses	2,007,040
Investment management fees payable	1,902,899
Upfront payments received on credit default swap contracts	1,663,964
Unrealized depreciation on foreign currency exchange contracts	1,163,201
Distribution fees payable to affiliates	1,110,662
Swap payments payable	279,576
Dividend disbursing and transfer agent fees and expenses payable to affiliates	87,208
Unrealized depreciation on credit default swap contracts	83,928
Audit fees and tax payable	25,317
Accounting and Administration expenses payable to affiliates	19,987
Trustees’ fees and expenses payable	16,124
Legal fees payable to affiliates	12,010
Reports and statements to shareholders expenses payable to affiliates	2,001
Other liabilities	11,610
Total liabilities	1,345,798,006
Total Net Assets	$5,138,642,507

Statement of assets and liabilities

Delaware Diversified Income Fund

Net Assets Consist of:
Paid-in capital	$5,228,939,607
Distributions in excess of net investment income	(18,262,189)
Accumulated net realized loss on investments	(152,928,434)
Net unrealized appreciation of investments	77,401,431
Net unrealized appreciation of foreign currencies	57,133
Net unrealized depreciation of foreign currency exchange contracts	(861,035)
Net unrealized depreciation of futures contracts	(1,773,452)
Net unrealized depreciation of options purchased	(133,253)
Net unrealized depreciation of swap contracts	6,202,699

Total Net Assets	$5,138,642,507

Net Asset Value
Class A:
Net assets	$1,484,741,662
Shares of beneficial interest outstanding, unlimited authorization, no par	169,530,115
Net asset value per share	$8.76
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.17

Class C:
Net assets	$933,888,182
Shares of beneficial interest outstanding, unlimited authorization, no par	106,643,607
Net asset value per share	$8.76

Class R:
Net assets	$89,222,647
Shares of beneficial interest outstanding, unlimited authorization, no par	10,192,945
Net asset value per share	$8.75

Institutional Class:
Net assets	$2,630,790,016
Shares of beneficial interest outstanding, unlimited authorization, no par	300,162,322
Net asset value per share	$8.76

[1]Investments, at cost	$5,035,165,087
[2]Including securities on loan	49,943,123
[3]Short-term investments, at cost	542,979,155
[4]Short-term investments held as collateral for loaned securities, at cost	51,605,540
[5]Foreign currencies, at cost	7,183,115
[6]See Note 12 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statement of operations
Delaware Diversified Income Fund	Six months ended April 30, 2016 (Unaudited)

Investment Income:
Interest	$85,666,869
Dividends	822,658
Securities lending income	275,834
Foreign tax withheld	(6,552)

86,758,809

Expenses:
Management fees	11,614,006
Distribution expenses – Class A	1,928,677
Distribution expenses – Class C	4,746,184
Distribution expenses – Class R	235,363
Dividend disbursing and transfer agent fees and expenses	3,349,211
Accounting and administration expenses	842,405
Reports and statements to shareholders expenses	231,276
Legal fees	187,815
Custodian fees	147,072
Trustees’ fees and expenses	132,549
Registration fees	124,142
Audit and tax fees	27,649
Other	120,017

23,686,366
Less expense paid indirectly	(1,434)

Total operating expenses	23,684,932

Net Investment Income	63,073,877

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$(76,914,809)
Foreign currencies	(4,655,434)
Foreign currency exchange contracts	(508,240)
Futures contracts	3,026,619
Options purchased	(1,228,920)
Swap contracts	(2,448,710)

Net realized loss	(82,729,494)

Net change in unrealized appreciation (depreciation) of:
Investments[2]	99,016,480
Foreign currencies	217,065
Foreign currency exchange contracts	(1,299,850)
Futures contracts	(610,447)
Options purchased	(133,253)
Swap contracts	6,773,769

Net change in unrealized appreciation (depreciation)	103,963,764

Net Realized and Unrealized Gain	21,234,270

Net Increase in Net Assets Resulting from Operations	$84,308,147

1Includes $7,853 capital gains taxes paid.

2Includes $11,610 capital gains taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Diversified Income Fund

	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15

Increase (Decrease) in Net Assets from Operations:
Net investment income	$63,073,877	$165,015,698
Net realized loss	(82,729,494)	(13,188,147)
Net change in unrealized appreciation (depreciation)	103,963,764	(160,113,032)

Net increase (decrease) in net assets resulting from operations	84,308,147	(8,285,481)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(22,644,645)	(61,612,345)
Class C	(10,376,215)	(27,592,570)
Class R	(1,262,659)	(3,399,488)
Institutional Class	(40,725,716)	(88,904,722)

Net realized gain:
Class A	—	(7,212,371)
Class C	—	(4,089,727)
Class R	—	(409,856)
Institutional Class	—	(8,547,257)

Return of capital:
Class A	—	(3,982,476)
Class C	—	(2,418,089)
Class R	—	(244,352)
Institutional Class	—	(6,285,187)

	(75,009,235)	(214,698,440)

Capital Share Transactions:
Proceeds from shares sold:
Class A	106,119,062	378,195,209
Class C	36,388,220	75,847,898
Class R	14,639,445	31,430,722
Institutional Class	439,262,272	889,312,529

	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15

Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$22,024,952	$69,858,108
Class C	9,701,299	31,402,737
Class R	1,282,031	4,050,199
Institutional Class	39,233,838	98,839,952

	668,651,119	1,578,937,354

Cost of shares redeemed:
Class A	(303,912,744)	(765,044,640)
Class C	(120,813,746)	(234,458,838)
Class R	(28,519,819)	(46,143,068)
Institutional Class	(473,946,853)	(659,373,785)

	(927,193,162)	(1,705,020,331)

Decrease in net assets derived from capital share transactions	(258,542,043)	(126,082,977)

Net Decrease in Net Assets	(249,243,131)	(349,066,898)

Net Assets:
Beginning of period	5,387,885,638	5,736,952,536

End of period	$5,138,642,507	$5,387,885,638

Distributions in excess of net investment income	$(18,262,189)	$(6,326,831)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/16[1]	Year ended

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

$ 8.740	$9.090	$8.960	$9.450	$9.330	$9.770

0.106	0.264	0.302	0.278	0.304	0.359
0.040	(0.272)	0.171	(0.350)	0.396	(0.033)

0.146	(0.008)	0.473	(0.072)	0.700	0.326

(0.126)	(0.289)	(0.343)	(0.248)	(0.346)	(0.399)
—	(0.032)	—	(0.089)	(0.234)	(0.367)
—	(0.021)	—	(0.081)	—	—

(0.126)	(0.342)	(0.343)	(0.418)	(0.580)	(0.766)

$ 8.760	$8.740	$9.090	$8.960	$9.450	$9.330

1.70%	(0.11% )	5.25%	(0.66% )	7.82%	3.64%

$1,484,742	$1,658,922	$2,048,203	$3,244,801	$4,890,056	$4,370,224
0.90%	0.91%	0.90%	0.90%	0.90%	0.92%
0.90%	0.91%	0.90%	0.95%	0.95%	0.97%
2.47%	2.95%	3.34%	3.03%	3.26%	3.84%
2.47%	2.95%	3.34%	2.98%	3.21%	3.79%
164%	218%	189%	238%	238%	237%

Financial highlights

Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/16[1]	Year ended

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

$ 8.740	$9.090	$8.960	$9.450	$9.330	$9.760

0.074	0.197	0.234	0.209	0.234	0.289
0.040	(0.272)	0.172	(0.349)	0.397	(0.023)

0.114	(0.075)	0.406	(0.140)	0.631	0.266

(0.094)	(0.222)	(0.276)	(0.197)	(0.277)	(0.329)
—	(0.032)	—	(0.089)	(0.234)	(0.367)
—	(0.021)	—	(0.064)	—	—

(0.094)	(0.275)	(0.276)	(0.350)	(0.511)	(0.696)

$ 8.760	$8.740	$9.090	$8.960	$9.450	$9.330

1.32%	(0.85% )	4.59%	(1.51% )	7.01%	2.98%

$933,888	$1,007,163	$1,177,575	$1,471,553	$2,230,985	$2,012,603
1.65%	1.66%	1.65%	1.65%	1.65%	1.67%
1.72%	2.20%	2.59%	2.28%	2.51%	3.09%
164%	218%	189%	238%	238%	237%

Financial highlights

Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/16[1]	Year ended

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

$ 8.730	$9.090	$8.960	$9.450	$9.330	$9.760

0.095	0.241	0.279	0.255	0.280	0.336
0.040	(0.282)	0.171	(0.350)	0.397	(0.023)

0.135	(0.041)	0.450	(0.095)	0.677	0.313

(0.115)	(0.266)	(0.320)	(0.231)	(0.323)	(0.376)
—	(0.032)	—	(0.089)	(0.234)	(0.367)
—	(0.021)	—	(0.075)	—	—

(0.115)	(0.319)	(0.320)	(0.395)	(0.557)	(0.743)

$ 8.750	$8.730	$9.090	$8.960	$9.450	$9.330

1.57%	(0.47% )	5.11%	(1.02% )	7.55%	3.49%

$89,223	$101,732	$116,840	$124,586	$160,695	$146,620
1.15%	1.16%	1.15%	1.15%	1.15%	1.17%
1.15%	1.16%	1.15%	1.24%	1.25%	1.27%
2.22%	2.70%	3.09%	2.78%	3.01%	3.59%
2.22%	2.70%	3.09%	2.69%	2.91%	3.49%
164%	218%	189%	238%	238%	237%

Financial highlights

Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/16[1]	Year ended

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

$ 8.740	$9.100	$8.970	$9.460	$9.340	$9.770

0.117	0.286	0.325	0.301	0.327	0.383
0.040	(0.282)	0.171	(0.350)	0.397	(0.023)

0.157	0.004	0.496	(0.049)	0.724	0.360

(0.137)	(0.311)	(0.366)	(0.265)	(0.370)	(0.423)
—	(0.032)	—	(0.089)	(0.234)	(0.367)
—	(0.021)	—	(0.087)	—	—

(0.137)	(0.364)	(0.366)	(0.441)	(0.604)	(0.790)

$ 8.760	$8.740	$9.100	$8.970	$9.460	$9.340

1.83%	0.03%	5.63%	(0.52% )	8.08%	4.01%

$2,630,790	$2,620,069	$2,394,335	$1,737,652	$2,238,906	$1,620,249
0.65%	0.66%	0.65%	0.65%	0.65%	0.67%
2.72%	3.20%	3.59%	3.28%	3.51%	4.09%
164%	218%	189%	238%	238%	237%

Notes to financial statements
Delaware Diversified Income Fund	April 30, 2016 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Class R6, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Class R6, and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Class R6 commenced operations on May 2, 2016.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation  –  Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes  –  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2012–Oct. 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting  –  Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements  –  The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 29, 2016, and matured on the next business day.

To Be Announced Trades (TBA)  –  The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. The

Notes to financial statements

Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

Fund received $3,192,000 cash collateral for TBA trades as of April 30, 2016, which is shown as “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

Foreign Currency Transactions  –  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates  –  The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other  –  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays dividends from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2016, the Fund earned $1,434 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of the average daily net assets of the Fund; 0.50% on the next $500 million; 0.45% on the next $1.5 billion; and 0.425% on average daily net assets in excess $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2016, the Fund was charged $122,553 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2016, the Fund was charged $539,115 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the

Notes to financial statements

Delaware Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Class R6 and Institutional Class shares pay no distribution and service fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2016, the Fund was charged $56,529 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2016, DDLP earned $31,856 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2016, DDLP received gross CDSC commissions of $1,642 and $14,461 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended April 30, 2016 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended April 30, 2016, the Fund engaged in securities purchased of $134,587,522, and sales of $2,884,181, which resulted in net realized losses of $(196,613).

3. Investments

For the six months ended April 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$4,678,125,032
Purchases of U.S. government securities	2,391,883,106
Sales other than U.S. government securities	4,518,676,891
Sales of U.S. government securities	2,775,335,783

At April 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$5,654,769,065

Aggregate unrealized appreciation of investments	$108,013,704
Aggregate unrealized depreciation investments	(55,753,199)

Net unrealized appreciation investments	$52,260,505

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act as of Oct. 31, 2015 were as follows:

Loss carryforward character
Short-term	Long-term
$5,177,814	$20,968,403

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Notes to financial statements

Delaware Diversified Income Fund

3. Investments (continued)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$2,146,622,310	$1,479,882	$2,148,102,192
Corporate Debt	—	2,096,793,714	—	2,096,793,714
Municipal Bonds	—	31,126,340	—	31,126,340
Foreign Debt	—	228,496,328	—	228,496,328
Senior Secured Loans[1]	—	360,376,915	10,313,600	370,690,515
U.S. Treasury Obligations	—	189,100,575	—	189,100,575
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	11,087,796	1,805,349	—	12,893,145
Preferred Stock	—	35,089,299	—	35,089,299
Options Purchased	154,313	—	—	154,313
Short-Term Investments	—	542,977,609	—	542,977,609
Securities Lending Collateral	—	51,605,540	—	51,605,540

Total Value of Securities	$11,242,109	$5,683,993,979	$11,793,482	$5,707,029,570

Foreign Currency Exchange Contracts	$—	$(861,035)	$—	$(861,035)
Futures Contracts	(1,773,452)	—	—	(1,773,452)
Swap Contracts	—	5,585,340	—	5,585,340

Securities valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	—	99.93%	0.07%	100.00%
Senior Secured Loans	—	97.22%	2.78%	100.00%
Convertible Preferred Stock	86.00%	14.00%	—	100.00%

During the six months ended April 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

 4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	4/30/16	10/31/15
Shares sold:
Class A	12,271,139	42,153,447
Class C	4,210,118	8,453,164
Class R	1,694,664	3,513,077
Institutional Class	50,802,920	99,228,015

Shares issued upon reinvestment of dividends and distributions:
Class A	2,550,434	7,808,687
Class C	1,123,326	3,511,247
Class R	148,482	452,999
Institutional Class	4,538,399	11,049,343

	77,339,482	176,169,979

Shares redeemed:
Class A	(35,170,879)	(85,391,214)
Class C	(13,981,245)	(26,221,918)
Class R	(3,300,619)	(5,174,904)
Institutional Class	(54,848,797)	(73,793,622)

	(107,301,540)	(190,581,658)

Net decrease	(29,962,058)	(14,411,679)

Notes to financial statements

Delaware Diversified Income Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for another class shares in the Fund. For the six months ended April 30, 2016 and the year ended Oct. 31, 2015, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions
	Class A	Class C	Class A	Institutional Class
	Shares	Shares	Shares	Shares	Value
Six months ended 4/30/16	16,628	49,369	—	65,979	$572,302
Year ended 10/31/15	277,471	35,516	14,144	299,218	2,826,278

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of April 30, 2016, or at any time during the six months then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended April 30, 2016, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At April 30, 2016, the Fund posted securities, comprised of U.S. treasury obligations with a value of $5,456,890 as margin for open futures contracts, which is presented on the “Schedule of investments.”

During the six months ended April 30, 2016, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

Options Contracts — During the six months ended April 30, 2016, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended April 30, 2016.

During the six months ended April 30, 2016, the Fund used purchased option contracts to manage the Fund’s exposure to changes in security prices caused by interest rates or market conditions.

Swap Contracts — The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service Inc.

(Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended April 30, 2016, the Fund entered into interest rate swap contracts to manage the Fund’s sensitivity to interest rate or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2016, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended April 30, 2016, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended April 30, 2016, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At April 30, 2016, The Fund posted $10,148,516 in cash collateral for certain open centrally cleared swap contracts and $870,000 in cash collateral for certain open bilateral derivative contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.” At April 30, 2016, the Fund received $2,290,000 in securities collateral for certain open derivatives.

Fair values of derivative instruments as of April 30, 2016 were as follows:

	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency	Interest Rate	Credit
	Contracts	Contracts	Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$302,166	$—	$—	$302,166
Variation margin due from broker on futures contracts*	—	142,736	—	142,736
Unrealized appreciation on credit default swap contracts	—	—	97,476	97,476
Unrealized appreciation on interest rate swap contracts	—	5,553,403	—	5,553,403

Total	$302,166	$5,696,139	$97,476	$6,095,781

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency	Equity	Interest Rate	Credit
	Contracts	Contracts	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$1,163,201	$—	$—	$—	$1,163,201
Variation margin due from broker on futures contracts*	—	698,923	1,217,265	—	1,916,188
Unrealized depreciation on credit default swap contracts	—	—	—	65,539	65,539

Total	$1,163,201	$698,923	$1,217,265	$65,539	$3,144,928

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through April 30, 2016. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2016 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange	Futures	Options	Swap
	Contracts	Contracts	Purchased	Contracts	Total
Currency contracts	$(508,240)	$—	$—	$—	$(508,240)
Interest rate contracts	—	5,979,822	(1,228,920)	(168,588)	4,582,314
Equity contracts	—	(2,953,203)	—	—	(2,953,203)
Credit contracts	—	—	—	(2,280,122)	(2,280,122)

Total	$(508,240)	$3,026,619	$(1,228,920)	$(2,448,710)	$(1,159,251)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange	Futures	Options	Swap
	Contracts	Contracts	Purchased	Contracts	Total
Currency contracts	$(1,299,850)	$—	$—	$—	$(1,299,850)
Interest rate contracts	—	(5,390,462)	(133,253)	6,271,054	747,339
Equity contracts	—	4,780,015	—	—	4,780,015
Credit contracts	—	—	—	502,715	502,715

Total	$(1,299,850)	$(610,447)	$(133,253)	$6,773,769	$4,730,219

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2016.

	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	78,898,520	USD	123,749,905
Futures contracts (average notional value)		276,960,833		184,250,477
Options contracts (average notional value)		14,807		—
CDS contracts (average notional value)*	EUR	16,943,226		—
CDS contracts (average notional value)*	USD	101,598,509		—
Interest rate swap contracts (average notional value)**		67,077,903		—

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both

Notes to financial statements

Delaware Diversified Income Fund

7. Offsetting (continued)

gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$58,570	$(960,437)	$(901,867)
BNP Paribas	15,061	(41,755)	(41,755)
BNY Mellon	30	—	30
Hong Kong Shanghai Bank	—	(137,556)	(137,556)
JPMorgan Chase Bank	84,582	(23,453)	61,129
Toronto Dominion Bank	166,541	—	166,541

Total	$324,784	$(1,163,201)	$(838,417)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities (continued)

		Fair Value of Non-Cash	Cash Collateral	Fair Value of Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$(901,867)	$—	$—	$—	$560,000	$(341,867)
BNP Paribas	(26,694)	—	—	—	26,694	—
BNY Mellon	30	—	—	—	—	30
Hong Kong Shanghai Bank	(137,556)	—	—	—	120,000	(17,556)
JPMorgan Chase Bank	61,129	(61,129)	—	—	—	—
Toronto Dominion Bank	166,541	(40,000)	—	—	—	126,541

Total	$(838,417)	$(101,129)	$—	$—	$706,694	$(232,852)

Master Repurchase Agreements

	Repurchase	Fair Value of Non-Cash	Cash Collateral	Net Collateral	Net
Counterparty	Agreements	Collateral Received	Received	Received	Exposure(a)
Bank of America Merrill Lynch	$25,234,736	$(25,234,736)	$—	$(25,234,736)	$—
Bank of Montreal	42,057,893	(42,057,893)	—	(42,057,893)	—
BNP Paribas	39,708,371	(39,708,371)	—	(39,708,371)	—

Total	$107,001,000	$(107,001,000)	$—	$(107,001,000)	$—

Security Lending

	Securities Loaned	Cash Collateral	Fair Value of Non-Cash	Net
Counterparty	at Value	Received	Collateral Received	Exposure(a)
The Bank of New York Mellon	$49,943,123	$(51,605,540)	$—	$(1,662,417)

(a)Net exposure represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the

Notes to financial statements

Delaware Diversified Income Fund

8. Securities Lending (continued)

collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations, commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value

Notes to financial statements

Delaware Diversified Income Fund

9. Credit and Market Risk (continued)

of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the

Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

12. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a U.S. Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a liability of $15,959,167 and an asset of $4,787,750 based on the expected recoveries to unsecured creditors as of April 30, 2016 that resulted in a decrease in the Fund’s NAV to reflect this likely recovery.

13. Subsequent Events

The Fund commenced operations of the Class R6 share class on May 2, 2016.

Management has determined that no other material events or transactions occurred subsequent to April 30, 2016 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

U.S. equity mutual fund

Delaware U.S. Growth Fund

April 30, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware U.S. Growth Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of April 30, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2015 to April 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2015 to April 30, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2015 to April 30, 2016 (Unaudited)

Delaware U.S. Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Annualized Expense Ratio	Expenses Paid During Period 11/1/15 to 4/30/16*
Actual Fund return†
Class A	$1,000.00	$922.00	1.05%	$5.02
Class C	1,000.00	918.10	1.80%	8.58
Class R	1,000.00	920.80	1.30%	6.21
Institutional Class	1,000.00	922.90	0.80%	3.82
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.64	1.05%	$5.27
Class C	1,000.00	1,015.91	1.80%	9.02
Class R	1,000.00	1,018.40	1.30%	6.52
Institutional Class	1,000.00	1,020.89	0.80%	4.02

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation

and top 10 equity holdings

Delaware U.S. Growth Fund	As of April 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	98.75%
Consumer Discretionary	20.61%
Consumer Staples	4.47%
Financial Services	26.62%
Healthcare	20.92%
Technology	26.13%
Short-Term Investments	1.41%
Total Value of Securities	100.16%
Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Financial Services and Technology sectors (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940). The Financial Services sector consisted of commercial services, diversified financial services, and real estate investment trusts. As of April 30, 2016 such amounts, as a percentage of total net assets, were 4.98%, 13.73%, and 7.91%, respectively. The Technology sector consisted of Internet, semiconductors, and software. As of April 30, 2016 such amounts, as a percentage of total net assets, were 10.76%, 4.87%, and 10.50%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the “Financial Services sector and Technology sector” for financial reporting purposes may exceed 25%.

3

Security type / sector allocation and top 10 equity holdings
Delaware U.S. Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Visa Class A	5.86%
Celgene	5.29%
PayPal Holdings	4.98%
QUALCOMM	4.87%
Crown Castle International	4.67%
Liberty Interactive QVC Group Class A	4.61%
MasterCard Class A	4.53%
Allergan	4.50%
Walgreens Boots Alliance	4.47%
Microsoft	4.45%

4

Schedule of investments
Delaware U.S. Growth Fund	April 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.75%²

Consumer Discretionary – 20.61%
Discovery Communications Class A †	928,239	$25,350,207
Discovery Communications Class C †	1,673,172	44,807,546
eBay †	4,309,523	105,281,647
L Brands	1,124,218	88,015,027
Liberty Global Class A †	609,067	22,980,098
Liberty Global Class C †	1,870,201	68,449,357
Liberty Interactive QVC Group Class A †	5,862,117	153,587,465
Nielsen Holdings	1,675,709	87,371,467
TripAdvisor †	1,412,168	91,211,931

		687,054,745

Consumer Staples – 4.47%
Walgreens Boots Alliance	1,878,392	148,918,918

		148,918,918

Financial Services – 26.62%
Crown Castle International	1,792,563	155,737,874
Equinix	326,566	107,881,078
Intercontinental Exchange	462,868	111,102,206
MasterCard Class A	1,557,310	151,043,497
PayPal Holdings †	4,237,003	166,005,778
Visa Class A	2,529,351	195,367,071

		887,137,504

Healthcare – 20.92%
Allergan †	692,197	149,902,182
Biogen †	487,606	134,086,774
Celgene †	1,705,161	176,330,699
DENTSPLY SIRONA	1,319,626	78,649,710
Novo Nordisk ADR	2,144,446	119,638,642
Valeant Pharmaceuticals International †	1,164,028	38,831,974

		697,439,981

Technology – 26.13%
Alphabet Class A †	175,477	124,216,659
Alphabet Class C †	141,241	97,881,425
Electronic Arts †	2,099,606	129,860,631
Facebook Class A †	1,161,670	136,589,159
Intuit	714,452	72,081,062
Microsoft	2,971,744	148,200,873
QUALCOMM	3,212,210	162,280,849

		871,110,658

Total Common Stock (cost $2,899,479,979)		3,291,661,806

5

Schedule of investments

Delaware U.S. Growth Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 1.41%

Discount Notes – 1.32%≠
Federal Home Loan Bank
0.168% 5/2/16	8,529,245	$8,529,246
0.304% 5/20/16	4,446,168	4,445,634
0.322% 5/19/16	710,479	710,399
0.336% 7/22/16	1,400,802	1,399,824
0.344% 5/18/16	16,429,684	16,427,926
0.373% 5/27/16	1,673,107	1,672,828
0.375% 6/8/16	6,264,566	6,262,793
0.375% 7/18/16	2,676,062	2,674,287
0.525% 8/15/16	1,889,458	1,887,639

		44,010,576

Repurchase Agreements – 0.09%
Bank of America Merrill Lynch
0.24%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $722,853 (collateralized by U.S.
government obligations 2.00%–2.50%
2/15/22–11/15/24; market value $737,296)	722,839	722,839
Bank of Montreal
0.27%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $1,204,758 (collateralized by U.S.
government obligations 0.00%–8.75%
10/13/16–2/15/46; market value $1,228,826)	1,204,731	1,204,731
BNP Paribas
0.28%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $1,137,457 (collateralized by U.S.
government obligations 0.00%–4.75%
5/31/17–2/15/45; market value $1,160,179)	1,137,430	1,137,430

		3,065,000

Total Short-Term Investments (cost $47,071,541)		47,075,576

Total Value of Securities – 100.16% (cost $2,946,551,520)		$3,338,737,382

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

6

Statement of assets and liabilities
Delaware U.S. Growth Fund	April 30, 2016 (Unaudited)

Assets:
Investments, at value[1]	$3,291,661,806
Short-term investments, at value[2]	47,075,576
Receivable for fund shares sold	5,384,550
Receivable for securities sold	4,185,540
Dividends and interest receivable	858,056

Total assets	3,349,165,528

Liabilities:
Cash overdraft	8,738,289
Payable for fund shares redeemed	3,708,828
Other accrued expenses	1,628,997
Investment management fees payable	1,558,934
Distribution fees payable	145,978
Trustees’ fees and expenses payable	10,869
Dividend disbursing and transfer agent fees and expenses payable to affiliates	57,763
Audit and tax fees payable	17,294
Accounting and administration expenses payable to affiliates	13,238
Legal fees payable to affiliates	10,733
Reports and statements to shareholders expenses payable to affiliates	1,297

Total liabilities	15,892,220

Total Net Assets	$3,333,273,308

Net Assets Consist of:
Paid-in capital	$2,912,572,043
Undistributed net investment income	753,921
Accumulated net realized gain on investments	27,761,482
Net unrealized appreciation of investments	392,185,862

Total Net Assets	$3,333,273,308

7

Statement of assets and liabilities

Delaware U.S. Growth Fund

Net Asset Value
Class A:
Net assets	$265,461,037
Shares of beneficial interest outstanding, unlimited authorization, no par	12,090,964
Net asset value per share	$21.96
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$23.30

Class C:
Net assets	$93,333,490
Shares of beneficial interest outstanding, unlimited authorization, no par	4,724,810
Net asset value per share	$19.75

Class R:
Net assets	$25,637,486
Shares of beneficial interest outstanding, unlimited authorization, no par	1,204,373
Net asset value per share	$21.29

Institutional Class:
Net assets	$2,948,841,295
Shares of beneficial interest outstanding, unlimited authorization, no par	125,366,228
Net asset value per share	$23.52

[1]Investments, at cost	$2,899,479,979
[2]Short-term investments, at cost	47,071,541

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations
Delaware U.S. Growth Fund	Six months ended April 30, 2016 (Unaudited)

Investment Income:
Dividends	$17,644,344
Interest	70,122
Foreign tax withheld	(308,202)

17,406,264

Expenses:
Management fees	9,683,587
Distribution expenses — Class A	376,977
Distribution expenses — Class C	499,667
Distribution expenses — Class R	66,040
Dividend disbursing and transfer agent fees and expenses	3,106,317
Accounting and administration expenses	569,059
Reports and statements to shareholders expenses	150,447
Legal fees	104,066
Custodian fees	93,554
Registration fees	92,892
Trustees’ fees and expenses	90,883
Audit and tax fees	17,301
Other	47,509

14,898,299
Less expense paid indirectly	(960)

Total operating expenses	14,897,339

Net Investment Income	2,508,925

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	32,851,283
Net change in unrealized appreciation (depreciation) of investments	(319,771,012)

Net Realized and Unrealized Loss	(286,919,729)

Net Decrease in Net Assets Resulting from Operations	$(284,410,804)

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets

Delaware U.S. Growth Fund

	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,508,925	$16,762,938
Net realized gain	32,851,283	385,272,499
Net change in unrealized appreciation (depreciation)	(319,771,012)	(132,482,356)

Net increase (decrease) in net assets resulting from operations	(284,410,804)	269,553,081

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(921,459)	(812,023)
Class R	(13,766)	—
Institutional Class	(16,120,751)	(12,926,364)

Net realized gain:
Class A	(35,791,398)	(9,901,170)
Class C	(12,944,785)	(2,699,044)
Class R	(3,126,010)	(642,640)
Institutional Class	(335,129,981)	(76,134,095)

	(404,048,150)	(103,115,336)

Capital Share Transactions:
Proceeds from shares sold:
Class A	44,464,439	170,052,277
Class C	8,853,903	28,835,704
Class R	4,237,067	13,207,911
Institutional Class	401,201,834	795,722,253

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	35,873,416	10,441,837
Class C	12,574,496	2,632,615
Class R	3,135,456	641,565
Institutional Class	344,353,506	87,416,483

	854,694,117	1,108,950,645

10

	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(164,899,221)	$(135,661,875)
Class C	(13,293,464)	(18,418,934)
Class R	(4,353,458)	(14,220,426)
Institutional Class	(451,930,171)	(757,556,432)

	(634,476,314)	(925,857,667)

Increase in net assets derived from capital share transactions	220,217,803	183,092,978

Net Increase (Decrease) in Net Assets	(468,241,151)	349,530,723

Net Assets:
Beginning of period	3,801,514,459	3,451,983,736

End of period	$3,333,273,308	$3,801,514,459

Undistributed net investment income	$753,921	$15,300,972

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware U.S. Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended
4/30/16[1]			Year ended

(Unaudited)	10/31/15	10/31/14	10/31/13		10/31/12		10/31/11

$ 26.840	$25.660	$21.970	$17.310		$14.960		$13.450

(0.006)	0.069	0.062	(0.012)		(0.031)		0.006
(1.846)	1.863	3.628	4.672		2.381		1.504

(1.852)	1.932	3.690	4.660		2.350		1.510

(0.076)	(0.057)	—	—		—		—
(2.952)	(0.695)	—	—		—		—

(3.028)	(0.752)	—	—		—		—

$ 21.960	$26.840	$25.660	$21.970		$17.310		$14.960

(7.80%)	7.63%	16.80%	26.92%		15.71%		11.23%

$265,461	$412,893	$351,388	$290,303		$146,112		$60,615
1.05%	1.05%	1.06%	1.09%		1.10%		1.10%
1.05%	1.05%	1.06%	1.13%		1.16%		1.21%
(0.05%)	0.26%	0.26%	(0.06%	)	(0.19%	)	0.04%
(0.05%)	0.26%	0.26%	(0.10%	)	(0.25%	)	(0.07%	)
12%	40%	25%	23%		20%		25%

13

Financial highlights

Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 4/30/16[1]	Year ended

(Unaudited)	10/31/15	10/31/14		10/31/13		10/31/12		10/31/11

$24.460	$23.560	$20.330		$16.130		$14.050		$12.720

(0.085)	(0.118)	(0.107)		(0.147)		(0.146)		(0.098)
(1.673)	1.713	3.337		4.347		2.226		1.428

(1.758)	1.595	3.230		4.200		2.080		1.330

(2.952)	(0.695)	—		—		—		—

(2.952)	(0.695)	—		—		—		—

$19.750	$24.460	$23.560		$20.330		$16.130		$14.050

(8.19%)	6.86%	15.89%		26.04%		14.80%		10.46%

$93,334	$106,775	$90,104		$67,898		$31,103		$13,456
1.80%	1.80%	1.81%		1.84%		1.85%		1.85%
1.80%	1.80%	1.81%		1.84%		1.86%		1.91%
(0.80%)	(0.49% )	(0.49%	)	(0.81%	)	(0.94%	)	(0.71%	)
(0.80%)	(0.49% )	(0.49%	)	(0.81%	)	(0.95%	)	(0.77%	)
12%	40%	25%		23%		20%		25%

15

Financial highlights

Delaware U.S. Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended
4/30/16			Year ended

(Unaudited)[1]	10/31/15	10/31/14	10/31/13		10/31/12		10/31/11

$26.080	$24.960	$21.430	$16.920		$14.660		$13.210

(0.034)	0.002	0.004	(0.059)		(0.073)		(0.030)
(1.791)	1.813	3.526	4.569		2.333		1.480

(1.825)	1.815	3.530	4.510		2.260		1.450

(0.013)	—	—	—		—		—
(2.952)	(0.695)	—	—		—		—

(2.965)	(0.695)	—	—		—		—

$21.290	$26.080	$24.960	$21.430		$16.920		$14.660

(7.92%)	7.35%	16.47%	26.66%		15.42%		10.98%

$25,637	$27,920	$27,053	$23,815		$11,202		$1,697
1.30%	1.30%	1.31%	1.34%		1.35%		1.35%
1.30%	1.30%	1.31%	1.43%		1.46%		1.51%
(0.30%)	0.01%	0.01%	(0.31%	)	(0.44%	)	(0.21%	)
(0.30%)	0.01%	0.01%	(0.40%	)	(0.55%	)	(0.37%	)
12%	40%	25%	23%		20%		25%

17

Financial highlights

Delaware U.S. Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
4/30/16[1]	Year ended

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

$ 28.570	$27.260	$23.310	$18.340	$15.830	$14.220

0.025	0.143	0.130	0.039	0.011	0.045
(1.981)	1.980	3.839	4.959	2.520	1.587

(1.956)	2.123	3.969	4.998	2.531	1.632

(0.142)	(0.118)	(0.019)	(0.028)	(0.021)	(0.022)
(2.952)	(0.695)	—	—	—	—

(3.094)	(0.813)	(0.019)	(0.028)	(0.021)	(0.022)

$ 23.520	$28.570	$27.260	$23.310	$18.340	$15.830

(7.71%)	7.90%	17.04%	27.29%	16.01%	11.48%

$2,948,841	$3,253,926	$2,983,439	$2,203,909	$922,606	$563,004
0.80%	0.80%	0.81%	0.84%	0.85%	0.85%
0.80%	0.80%	0.81%	0.84%	0.86%	0.91%
0.20%	0.51%	0.51%	0.19%	0.06%	0.29%
0.20%	0.51%	0.51%	0.19%	0.05%	0.23%
12%	40%	25%	23%	20%	25%

19

Notes to financial statements
Delaware U.S. Growth Fund	April 30, 2016 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Class R6, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Class R6 commenced operations on May 2, 2016.

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2012–Oct. 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

20

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 29, 2016, and matured on the next business day.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended April 30, 2016.

21

Notes to financial statements

Delaware U.S. Growth Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2016, the Fund earned $960 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays

Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Fund. For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.325% of the first $500 million; 0.300% of the next $500 million; 0.275% of the next $1.5 billion; and 0.250% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended April 30, 2016, the Fund was charged $82,806 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2016, the Fund was charged $364,235 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund.

22

Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class and Class R6 shares pay no distribution and service fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2016, the Fund was charged $42,513 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2016, DDLP earned $20,330 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2016, DDLP received gross CDSC commissions of $619 and $4,844 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended April 30, 2016 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended April 30, 2016, the Fund engaged in securities sales of $8,244,330, which resulted in net realized gain of $613.

3. Investments

For the six months ended April 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$353,876,044
Sales	521,136,332

23

Notes to financial statements

Delaware U.S. Growth Fund

3. Investments (continued)

At April 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$2,946,551,520

Aggregate unrealized appreciation of investments	$659,302,075
Aggregate unrealized depreciation of investments	(267,116,213)

Net unrealized appreciation of investments	$392,185,862

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

24

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Total

Common Stock	$3,291,661,806	$—	$3,291,661,806
Short-Term Investments	—	47,075,576	47,075,576

Total Value of Securities	$3,291,661,806	$47,075,576	$3,338,737,382

During the six months ended April 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/16	Year ended 10/31/15
Shares sold:
Class A	1,846,914	6,447,690
Class C	411,151	1,193,515
Class R	187,392	513,757
Institutional Class	16,240,181	28,367,431

Shares issued upon reinvestment of dividends and distributions:
Class A	1,502,868	402,693
Class C	583,774	110,710
Class R	135,324	25,409
Institutional Class	13,472,359	3,173,109

	34,379,963	40,234,314

Shares redeemed:
Class A	(6,642,487)	(5,161,334)
Class C	(635,728)	(762,426)
Class R	(188,848)	(552,505)
Institutional Class	(18,229,902)	(27,095,831)

	(25,696,965)	(33,572,096)

Net increase	8,682,998	6,662,218

25

Notes to financial statements

Delaware U.S. Growth Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended April 30, 2016 and year ended Oct. 31, 2015, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.”

Exchange Redemptions		Six months ended 4/30/16 Exchange Subscriptions Institutional
Class A Shares	Class C Shares	Class Shares	Value

907	18,216	16,180	$385,108
Exchange Redemptions		Year ended 10/31/15 Exchange Subscriptions Institutional
Class C Shares		Class Shares	Value

9,123		7,864	$217,744

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Other than the annual commitment fee, the line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of April 30, 2016, or at any time during the period then ended.

26

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$ 722,839	$ (722,839)	$ —	$ (722,839)	$ —
Bank of Montreal	1,204,731	(1,204,731)	—	(1,204,731)	—
BNP Paribas	1,137,430	(1,137,430)	—	(1,137,430)	—
Total	$3,065,000	$(3,065,000)	$ —	$(3,065,000)	$ —

(a)Net exposure represents the net receivable (payable) that would be due from (to) the counterparty in the event of default.

27

Notes to financial statements

Delaware U.S. Growth Fund

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect

28

to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2016, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2016, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s liquidity procedures. When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for the monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosure.

29

Notes to financial statements

Delaware U.S. Growth Fund

11. Subsequent Events

The Fund commenced operations of the Class R6 share class on May 2, 2016.

Management has determined that no other material events or transactions occurred subsequent to April 30, 2016 that would require recognition or disclosure in the Fund’s financial statements.

30

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

31

Semiannual report

Alternative / specialty mutual fund

Delaware Global Real Estate Opportunities Fund

April 30, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Global Real Estate Opportunities Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of April 30, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2015 to April 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2015 to April 30, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2015 to April 30, 2016 (Unaudited)

Delaware Global Real Estate Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	11/1/15	4/30/16	Expense Ratio	11/1/15 to 4/30/16*

Actual Fund return†
Class A	$1,000.00	$1,023.40	1.40%	$7.04
Class C	1,000.00	1,018.90	2.15%	10.79
Class R	1,000.00	1,020.80	1.65%	8.29
Institutional Class	1,000.00	1,023.40	1.15%	5.79

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.90	1.40%	$7.02
Class C	1,000.00	1,014.17	2.15%	10.77
Class R	1,000.00	1,016.66	1.65%	8.27
Institutional Class	1,000.00	1,019.14	1.15%	5.77

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / country and sector allocations
Delaware Global Real Estate Opportunities Fund	As of April 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Convertible Bond	0.65%
Common Stock by Country	92.56%
Australia	5.77%
Canada	0.93%
China/Hong Kong	4.94%
France	3.26%
Germany	3.98%
Japan	6.41%
Singapore	1.46%
Spain	1.17%
United Kingdom	8.24%
United States	56.40%
Short-Term Investments	6.45%
Total Value of Securities	99.66%
Receivables and Other Assets Net of Liabilities	0.34%
Total Net Assets	100.00%
Common stock by sector	Percentage of net assets
Diversified REITs	11.55%
Healthcare REITs	3.57%
Hotel REITs	3.78%
Industrial REITs	6.86%
Mall REITs	7.26%
Mixed REIT	0.80%
Multifamily REITs	12.25%
Office REITs	16.17%
Office/Diversified REIT	1.17%
Real Estate Operating Companies/Developer	4.40%
Retail REITs	6.81%
Self-Storage REITs	2.22%
Shopping Center REITs	13.05%
Single Tenant REITs	2.67%
Total	92.56%

3

Schedule of investments
Delaware Global Real Estate Opportunities Fund	April 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Convertible Bond – 0.65%

VEREIT 3.75% exercise price $14.99, maturity date 12/15/20 @	390,000	$380,496

Total Convertible Bond (cost $363,678)		380,496

	Number of shares

Common Stock – 92.56%Δ

Australia – 5.77%
Charter Hall Group	126,907	462,205
Dexus Property Group	46,197	295,760
Goodman Group	119,512	626,101
GPT Group-In Specie @=†	1,377,200	0
Scentre Group	428,317	1,527,396
Westfield	63,386	486,775

		3,398,237

Canada – 0.93%
RioCan Real Estate Investment Trust	25,100	545,730

		545,730

China/Hong Kong – 4.94%
Hongkong Land Holdings	113,600	721,360
Hysan Development	158,072	699,993
Link REIT	111,500	677,748
Sun Hung Kai Properties	63,724	805,494

		2,904,595

France – 3.26%
Gecina	5,075	733,946
Klepierre	16,720	786,391
Unibail-Rodamco	1,492	399,769

		1,920,106

Germany – 3.98%
alstria office REIT	48,450	679,601
Deutsche Wohnen	15,960	488,765
Vonovia	34,860	1,172,945

		2,341,311

Japan – 6.41%
Japan Real Estate Investment	87	541,750
Mitsubishi Estate	58,642	1,114,351
Mitsui Fudosan	60,446	1,476,238
Orix JREIT	385	641,256

		3,773,595

Singapore – 1.46%
Mapletree Commercial Trust	768,894	857,598

		857,598

4

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Spain – 1.17%
Merlin Properties Socimi	59,427	$690,676

		690,676

United Kingdom – 8.24%
Derwent London	16,783	805,318
Grainger	165,290	537,609
Great Portland Estates	99,663	1,103,819
Land Securities Group	62,619	1,035,732
Shaftesbury	83,400	1,108,925
Workspace Group	21,174	258,336

		4,849,739

United States – 56.40%
Alexandria Real Estate Equities	11,319	1,052,101
American Campus Communities	10,566	472,830
Apartment Investment & Management	18,927	758,216
AvalonBay Communities	5,630	995,328
Boston Properties	8,130	1,047,632
Brixmor Property Group	45,336	1,144,734
CubeSmart	15,395	455,846
DCT Industrial Trust	20,720	836,466
DDR	38,850	679,875
Digital Realty Trust	12,905	1,135,382
Douglas Emmett	23,948	777,113
Duke Realty	46,632	1,019,842
Empire State Realty Trust	41,671	771,330
Equinix	1,616	533,846
Equity Commonwealth @†	26,390	736,545
Equity One	26,587	752,412
Equity Residential	12,715	865,510
Essex Property Trust	1,298	286,144
Federal Realty Investment Trust	5,138	781,387
First Industrial Realty Trust	29,274	671,546
General Growth Properties	32,777	918,739
Host Hotels & Resorts	51,404	813,211
Hudson Pacific Properties	10,178	297,707
Kimco Realty	28,756	808,619
Liberty Property Trust	13,515	471,674
Macerich	3,444	262,020
Mack-Cali Realty	30,133	770,199
MGM Growth Properties †	27,949	616,834
National Retail Properties	9,491	415,326
Pebblebrook Hotel Trust	14,858	410,675
Post Properties	9,238	529,892

5

Schedule of investments

Delaware Global Real Estate Opportunities Fund

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

United States (continued)
Prologis	19,490	$885,041
Public Storage	3,466	848,511
Regency Centers	7,161	527,766
Retail Properties of America	40,534	648,139
Simon Property Group	13,446	2,704,932
SL Green Realty	6,759	710,236
Spirit Realty Capital	47,980	548,411
STORE Capital	23,746	609,560
Sunstone Hotel Investors	30,056	385,017
Taubman Centers	5,540	384,753
UDR	10,477	365,857
Urban Edge Properties	31,210	809,587
Ventas	7,920	491,990
Vornado Realty Trust	6,554	627,414
Welltower	7,983	554,180

		33,190,375

Total Common Stock (cost $53,150,826)		54,471,962

	Principal amount°

Short-Term Investments – 6.45%

Discount Notes – 3.75%≠
Federal Home Loan Bank
0.304% 5/20/16	98,895	98,883
0.322% 5/18/16	1,067,300	1,067,185
0.322% 5/19/16	109,039	109,026
0.336% 7/22/16	251,011	250,836
0.34% 7/13/16	180,969	180,856
0.346% 7/25/16	111,939	111,858
0.373% 5/27/16	84,147	84,133
0.375% 6/8/16	126,424	126,388
0.375% 7/18/16	59,523	59,484
0.525% 8/15/16	118,293	118,179

		2,206,828

Repurchase Agreements – 2.70%
Bank of America Merrill Lynch
0.24%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $374,987 (collateralized by U.S. government obligations 2.00%–2.50% 2/15/22–11/15/24; market value $382,480)	374,980	374,980

6

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
Bank of Montreal
0.27%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $624,981 (collateralized by U.S. government obligations 0.00%–8.75% 10/13/16–2/15/46; market value $637,466)	624,967	$624,967
BNP Paribas
0.28%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $590,067 (collateralized by U.S. government obligations 0.00%–4.75% 5/31/17–2/15/45; market value $601,855)	590,053	590,053

		1,590,000

Total Short-Term Investments (cost $3,796,611)		3,796,828

Total Value of Securities – 99.66% (cost $57,311,115)		$58,649,286

@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $1,117,041, which represents 1.90% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

†	Non-income-producing security.

Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 3 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at April 30, 20161:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	AUD	(247,916)	USD	189,115	5/2/16	$635
BNYM	CAD	114,360	USD	(90,894)	5/2/16	251
BNYM	EUR	10,052	USD	(11,514)	5/3/16	(3)
BNYM	JPY	15,850,073	USD	(142,591)	5/2/16	6,383

						$7,266

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented

7

Schedule of investments

Delaware Global Real Estate Opportunities Fund

above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AUD – Australian Dollar

BNYM – BNY Mellon

CAD – Canadian Dollar

EUR – European Monetary Unit

JPY – Japanese Yen

JREIT – Japanese Real Estate Investment Trust

REIT – Real Estate Investment Trust

USD – U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

8

Statement of assets and liabilities
Delaware Global Real Estate Opportunities Fund	April 30, 2016 (Unaudited)

Assets:
Investments, at value[1]	$54,852,458
Short-term investments, at value[2]	3,796,828
Foreign currencies, at value[3]	95,947
Receivable for securities sold	1,182,558
Receivable for fund shares sold	71,579
Dividends and interest receivable	51,739
Unrealized appreciation of foreign currency exchange contracts	7,269

Total assets	60,058,378

Liabilities:
Cash overdraft	24,274
Payable for securities purchased	971,986
Payable for fund shares redeemed	117,420
Investment management fees payable	35,296
Other accrued expenses	35,167
Audit and tax fees payable	19,295
Distribution fees payable to affiliates	6,737
Dividend disbursing and transfer agent fees and expenses payable to affiliates	931
Accounting and administration expenses payable to affiliates	213
Trustees’ fees and expenses payable	155
Legal fees payable to affiliates	119
Income distribution payable	102
Reports and statements to shareholders expenses payable to affiliates	23
Unrealized depreciation of foreign currency exchange contracts	3

Total liabilities	1,211,721

Total Net Assets	$58,846,657

Net Assets Consist of:
Paid-in capital	$148,798,344
Undistributed net investment income	37,635
Accumulated net realized loss on investments	(91,327,412)
Net unrealized appreciation of investments	1,338,171
Net unrealized depreciation of foreign currencies	(7,347)
Net unrealized appreciation of foreign currency exchange contracts	7,266

Total Net Assets	$58,846,657

9

Statement of assets and liabilities

Delaware Global Real Estate Opportunities Fund

Net Asset Value
Class A:
Net assets	$24,720,604
Shares of beneficial interest outstanding, unlimited authorization, no par	3,367,645
Net asset value per share	$7.34
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 — sales charge)	$7.79

Class C:
Net assets	$2,795,977
Shares of beneficial interest outstanding, unlimited authorization, no par	381,486
Net asset value per share	$7.33

Class R:
Net assets	$205,302
Shares of beneficial interest outstanding, unlimited authorization, no par	27,996
Net asset value per share	$7.33

Institutional Class:
Net assets	$31,124,774
Shares of beneficial interest outstanding, unlimited authorization, no par	4,244,002
Net asset value per share	$7.33
[1]Investments, at cost	$53,514,504
[2]Short-term investments, at cost	3,796,611
[3]Foreign currencies, at cost	96,022

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations
Delaware Global Real Estate Opportunities Fund	Six months ended April 30, 2016 (Unaudited)

Investment Income:
Dividends	$641,449
Interest	6,905
Foreign tax withheld	(16,848)

631,506

Expenses:
Management fees	201,118
Registration fees	30,462
Distribution expenses — Class A	15,288
Distribution expenses — Class C	13,770
Distribution expenses — Class R	605
Dividend disbursing and transfer agent fees and expenses	22,328
Audit and tax fees	20,713
Reports and statements to shareholders expenses	13,000
Custodian fees	9,371
Accounting and administration expenses	6,647
Legal fees	1,481
Trustee’s fees and expenses	991
Other	7,506

343,280
Less expenses waived	(81,246)
Less expense paid indirectly	(46)

Total operating expenses	261,988

Net Investment Income	369,518

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	502,806
Foreign currencies	28,963
Foreign currency exchange contracts	(47,605)
Options written	5,900

Net realized gain	490,064

Net change in unrealized appreciation (depreciation) of:
Investments	100,856
Foreign currencies	(2,333)
Foreign currency exchange contracts	8,172

Net change in unrealized appreciation (depreciation)	106,695

Net Realized and Unrealized Gain	596,759

Net Increase in Net Assets Resulting from Operations	$966,277

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets

Delaware Global Real Estate Opportunities Fund

	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$369,518	$630,746
Net realized gain	490,064	3,874,736
Net change in unrealized appreciation (depreciation)	106,695	(4,076,104)

Net increase in net assets resulting from operations	966,277	429,378

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(84,302)	(137,457)
Class C	(6,304)	(24,824)
Class R	(1,491)	(2,606)
Institutional Class	(206,489)	(909,598)

	(298,586)	(1,074,485)

Capital Share Transactions:
Proceeds from shares sold:
Class A	17,108,493	5,329,594
Class C	436,670	1,269,441
Class R	43,119	217,676
Institutional Class	14,202,423	12,635,818

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	80,029	130,874
Class C	5,806	22,528
Class R	1,491	2,606
Institutional Class	184,509	340,357

	32,062,540	19,948,894

12

	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,557,653)	$(3,445,426)
Class C	(533,489)	(567,760)
Class R	(128,696)	(50,962)
Institutional Class	(9,462,757)	(31,250,131)

	(11,682,595)	(35,314,279)

Increase (decrease) in net assets derived from capital share transactions	20,379,945	(15,365,385)

Net Increase (Decrease) in Net Assets	21,047,636	(16,010,492)

Net Assets:
Beginning of period	37,799,021	53,809,513

End of period	$58,846,657	$37,799,021

Undistributed (distributions in excess of) net investment income	$37,635	$(33,297)

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Global Real Estate Opportunities Fund Class A1

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled® Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio which occurred after the close of business on Sept. 28, 2012. Prior to the Reorganization, the Fund had no investment operations. The information shown for 2012 and earlier is historical information for The Global Real Estate Securities Portfolio. Because the Fund’s fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund’s performance would have been lower than that of The Global Real Estate Securities Portfolio.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

                     Six months ended

4/30/16[2]	Year ended

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

$7.220	$7.200	$6.650	$6.060	$5.370	$5.780

0.060	0.077	0.116	0.079	0.103	0.148
0.107	0.077	0.642	0.696	0.799	(0.069)

0.167	0.154	0.758	0.775	0.902	0.079

(0.047)	(0.134)	(0.208)	(0.185)	(0.212)	(0.489)

(0.047)	(0.134)	(0.208)	(0.185)	(0.212)	(0.489)

$7.340	$7.220	$7.200	$6.650	$6.060	$5.370

2.34%	2.16%	11.80%	13.11%	17.79%	1.68%

$24,721	$8,481	$6,571	$4,340	$297	$8
1.40%	1.41%	1.40%	1.40%	1.38%	1.39%
1.80%	1.73%	1.78%	1.66%	1.52%	1.49%
1.72%	1.07%	1.72%	1.21%	1.65%	2.69%
1.32%	0.75%	1.34%	0.95%	1.51%	2.59%
109%	116%	107%	112%	128%	155%

15

Financial highlights

Delaware Global Real Estate Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 4/30/16[1]	Year ended			10/1/12[2] to

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12

$7.210	$7.190	$6.640	$6.060	$5.960

0.034	0.023	0.066	0.030	(0.005)
0.102	0.078	0.637	0.705	0.105

0.136	0.101	0.703	0.735	0.100

(0.016)	(0.081)	(0.153)	(0.155)	—

(0.016)	(0.081)	(0.153)	(0.155)	—

$7.330	$7.210	$7.190	$6.640	$6.060

1.89%	1.41%	11.06%	12.23%	1.68%

$2,796	$2,850	$2,119	$572	$25
2.15%	2.16%	2.15%	2.15%	2.15%
2.55%	2.48%	2.53%	2.41%	2.52%
0.97%	0.32%	0.97%	0.46%	(0.93%)
0.57%	0.00%	0.59%	0.20%	(1.30%)
109%	116%	107%	112%	128%[5]

17

Financial highlights

Delaware Global Real Estate Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
4/30/16[1]	Year ended			10/1/12[2] to

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12

$ 7.220	$7.190	$6.640	$6.060	$5.960

0.051	0.059	0.101	0.062	(0.002)
0.098	0.086	0.637	0.699	0.102

0.149	0.145	0.738	0.761	0.100

(0.039)	(0.115)	(0.188)	(0.181)	—

(0.039)	(0.115)	(0.188)	(0.181)	—

$ 7.330	$7.220	$7.190	$6.640	$6.060

2.08%	2.03%	11.48%	12.87%	1.68%

$ 205	$286	$121	$24	$7
1.65%	1.66%	1.65%	1.65%	1.65%
2.05%	1.98%	2.03%	2.00%	2.12%
1.47%	0.82%	1.47%	0.96%	(0.43%)
1.07%	0.50%	1.09%	0.61%	(0.90%)
109%	116%	107%	112%	128%[5]

19

Financial highlights

Delaware Global Real Estate Opportunities Fund Institutional Class1

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled® Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio which occurred after the close of business on Sept. 28, 2012. Prior to the Reorganization, the Fund had no investment operations. The information shown for 2012 and earlier is historical information for The Global Real Estate Securities Portfolio. Because the Fund’s fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund’s performance would have been lower than that of The Global Real Estate Securities Portfolio.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
4/30/16[2]	Year ended

(Unaudited)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11

$ 7.220	$ 7.190	$ 6.650	$ 6.060	$ 5.390	$ 5.790

0.068	0.095	0.132	0.094	0.105	0.163
0.099	0.086	0.633	0.707	0.791	(0.061)
0.167	0.181	0.765	0.801	0.896	0.102

(0.057)	(0.151)	(0.225)	(0.211)	(0.226)	(0.502)
(0.057)	(0.151)	(0.225)	(0.211)	(0.226)	(0.502)

$ 7.330	$ 7.220	$ 7.190	$ 6.650	$ 6.060	$ 5.390

2.34%	2.55%	11.93%	13.58%	17.68%	2.10%

$31,125	$26,182	$ 44,999	$ 49,291	$ 76,426	$49,359
1.15%	1.16%	1.15%	1.15%	1.13%	1.14%
1.55%	1.48%	1.53%	1.41%	1.27%	1.24%
1.97%	1.32%	1.97%	1.46%	1.90%	2.94%
1.57%	1.00%	1.59%	1.20%	1.76%	2.84%
109%	116%	107%	112%	128%	155%

21

Notes to financial statements
Delaware Global Real Estate Opportunities Fund	April 30, 2016 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Global Real Estate Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return through a combination of current income and capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation  —  Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may

22

value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes  —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2012–Oct. 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting  —  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements  —  The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 29, 2016, and matured on the next business day.

Foreign Currency Transactions  —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates  —  The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

23

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

1. Significant Accounting Policies (continued)

financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other  —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2016, the Fund earned $46 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.99% on the first $100 million of the average daily net assets of the Fund, 0.90% on the next $150 million, and 0.80% on average daily net assets in excess of $250 million.

DMC has contractually agreed to waive that portion if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, acquired funds fees and expenses, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to,

24

those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) do not exceed 1.15% of the Fund’s average daily net assets from Nov. 1, 2015 through April 30, 2016.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended April 30, 2016, the Fund was charged $968 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2016, the Fund was charged $4,254 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included in the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2016, the Fund was charged $434 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

* The contractual waiver period is from Feb. 27, 2015, through Feb. 28, 2017.

25

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended April 30, 2016, DDLP earned $2,619 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2016, DDLP received gross CDSC commissions of $859 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$55,824,574
Sales	37,313,138

At April 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$57,311,115

Aggregate unrealized appreciation of investments	$2,057,480
Aggregate unrealized depreciation of investments	(719,309)

Net unrealized appreciation of investments	$1,338,171

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Oct. 31, 2015* will expire as follows: $36,862,417 expires in 2016, $50,784,384 expires in 2017, and $3,400,957 expires in 2018.

*The amount of this loss which can be utilized in subsequent years may be subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Global Real Estate Securities Fund on Sept. 28, 2012.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Oct. 31, 2015, no capital loss carryforwards was incurred under the Act.

26

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

27

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Convertible Bond	$—	$380,496	$—	$380,496
Common Stock
Australia	—	3,398,237	—	3,398,237
Canada	545,730	—	—	545,730
China/Hong Kong	—	2,904,595	—	2,904,595
France	—	1,920,106	—	1,920,106
Germany	—	2,341,311	—	2,341,311
Japan	—	3,773,595	—	3,773,595
Singapore	—	857,598	—	857,598
Spain	—	690,676	—	690,676
United Kingdom	537,609	4,312,130	—	4,849,739
United States	33,190,375	—	—	33,190,375
Short-Term Investments	—	3,796,828	—	3,796,828

Total Value of Securities	$34,273,714	$24,375,572	$—	$58,649,286

Foreign Currency Exchange Contracts	$—	$7,266	$—	$7,266

A security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.

As a result of utilizing international fair value pricing at April 30, 2016, a portion of the Fund’s common stock was categorized as Level 2.

During the six months ended April 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has

28

determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/16	Year ended 10/31/15
Shares sold:
Class A	2,406,358	726,942
Class C	61,853	176,261
Class R	6,179	29,537
Institutional Class	2,004,701	1,749,605

Shares issued upon reinvestment of dividends and distributions:
Class A	11,241	18,184
Class C	819	3,126
Class R	210	363
Institutional Class	26,034	47,539

	4,517,395	2,751,557

Shares redeemed:
Class A	(224,159)	(483,467)
Class C	(76,682)	(78,756)
Class R	(17,989)	(7,087)
Institutional Class	(1,414,672)	(4,423,911)

	(1,733,502)	(4,993,221)

Net increase (decrease)	2,783,893	(2,241,664)

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit . Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Other than the annual commitment fee,

29

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

5. Line of Credit (continued)

the line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of April 30, 2016, or at any time during the six months then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts  —  The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The Fund may also enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended April 30, 2016, the Fund held foreign currency exchange contracts, which are reflected on the “Statement of operations” under “Net realized gain (loss) on foreign currency exchange contracts.”

During the six months ended April 30, 2016, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Options Contracts  —  The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and

30

adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended April 30, 2016 were as follows:

	Number of Contracts	Premiums
Options outstanding Oct. 31, 2015	—	$—
Options written	30	5,900
Options expired	(30)	(5,900)

Options outstanding April 30, 2016	—	$—

During the six months ended April 30, 2016, the Fund used options contracts to protect the value of portfolio securities.

Derivatives generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2016:

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD 171,727	USD 100,842
Options contracts (average notional value)	—	326

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a

31

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

7. Offsetting (continued)

counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$7,269	$(3)	$7,266

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNY Mellon	$7,266	$—	$—	$—	$—	$7,266

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$374,980	$(374,980)	$—	$(374,980)	$—
Bank of Montreal	624,967	(624,967)	—	(624,967)	—
BNP Paribas	590,053	(590,053)	—	(590,053)	—

Total	$1,590,000	$(1,590,000)	$—	$(1,590,000)	$—

(a)Net exposure represents the net receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on

32

any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those

33

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

8. Security Lending (continued)

circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2016, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2016, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for the monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the

34

Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if the fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2016 that would require recognition or disclosure in the Fund’s financial statements.

35

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Global Real Estate Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

36

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolios of Delaware Group Adviser Funds (“Funds”), has advised the Audit Committee of the Board of Trustees of the Funds (“Audit Committee”) that, as of the date of the filing of this Annual Report on Form N-CSR, it is in discussions with the staff of the Securities and Exchange Commission (“SEC Staff”), or the SEC, regarding the interpretation and application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Under the SEC Staff’s interpretation of the Loan Rule, based on information provided to us by PwC, some of PwC’s relationships with its lenders who also own shares of one or more funds within the Delaware Investments Family of Funds investment company complex implicate the Loan Rule, calling into question PwC’s independence with respect to the Funds. PwC believes that, in light of the facts of these lending relationships, its ability to exercise objective judgment with respect to the audit of the Funds has not been impaired.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not affect PwC’s application of objective judgment in conducting its audits and issuing reports on the Funds’ financial statements; and (2) a reasonable investor with knowledge of the lending relationships described by PwC would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships and PwC’s representation that its objectivity was not impaired in conducting its audit of the Funds’ financial statements. In connection with this determination, PwC advised the Audit Committee that it believes PwC is independent and it continues to have discussions with the SEC Staff.

If the SEC were ultimately to determine that PwC was not independent with respect to the Funds for certain time periods, the Funds’ filings with the SEC that contain the Funds’ financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Funds could be required to have independent audits conducted on the Funds’ previously audited financial statements by another registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Funds’ ability to issue shares. Any of the foregoing possible outcomes potentially could have a material adverse effect on the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® ADVISER FUNDS

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2016